Fidelity®

Aggressive Growth

Fund

Annual Report

November 30, 2000

(2_fidelity_logos)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Footnotes to the financial statements.
Report of Independent Accountants	<Click Here>	The auditors' opinion.
Distributions	<Click Here>

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Annual Report

President's Message

(Photograph of Edward C. Johnson 3d.)

Dear Shareholder:

For the first time since 1990, the taxable bond market, as measured by the Lehman Brothers Aggregate Bond Index, appeared nearly certain to outperform the U.S. stock market, as measured by the S&P 500®. The former was up nearly 10% year to date through November, while the S&P 500 was down by approximately the same amount. Disappointing corporate earnings and uncertainty concerning a president-elect toppled the stock market late in the period.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).

Cumulative Total Returns

Periods ended November 30, 2000	Past 1 year	Past 5 years	Life of fund
Fidelity Aggressive Growth	-17.94%	162.73%	722.73%
Russell Midcap® Growth	-1.65%	115.33%	401.37%**
Mid-Cap Funds Average	9.25%	108.03%	n/a*

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, one year, five years or since the fund started on December 28, 1990. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Russell Midcap® Growth Index - a market capitalization-weighted index of U.S. domiciled, medium-capitalization, growth-oriented stocks of U.S. corporations. To measure how the fund's performance stacked up against its peers, you can compare it to the mid-cap funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 462 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created new comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page 5 of this report.(dagger)

Average Annual Total Returns

Periods ended November 30, 2000	Past 1 year	Past 5 years	Life of fund
Fidelity Aggressive Growth	-17.94%	21.31%	23.64%
Russell Midcap Growth	-1.65%	16.58%	17.65%**
Mid-Cap Funds Average	9.25%	15.20%	n/a*

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

* Not available

** From December 31, 1990

Annual Report

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Aggressive Growth Fund on December 31, 1990, shortly after the fund started. As the chart shows, by November 30, 2000, the value of the investment would have grown to $81,783 - a 717.83% increase on the initial investment. For comparison, look at how the Russell Midcap Growth Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $50,137 - a 401.37% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

(dagger) The Lipper multi-cap growth funds average reflects the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalization. As of November 30, 2000, the one year and five year cumulative and average annual total returns for the multi-cap growth funds average were 0.35%, 132.27%, and 0.35%, 17.93%, respectively.

Annual Report

Fund Talk: The Manager's Overview

Market Recap

After a promising beginning, U.S. equity markets were hammered by a convergence of adverse conditions during the remainder of the 12-month period ending November 30, 2000. The technology-heavy NASDAQ Composite Index was particularly hard hit. After a period of strong appreciation, the tech sector lost its grip on market leadership in mid-March as the Federal Reserve Board continued its campaign to slow economic growth through higher interest rates. Then, in May, the markets were rocked by a 0.50% Fed interest-rate hike, and signs soon emerged that clearly indicated a slowdown ahead. Escalating oil prices put additional strain on corporate profits, and disappointing earnings announcements began to pile up. Any hopes for a late season rally were broadsided by the uncertainty stemming from the presidential election in November. The resulting anxiety weighed the markets down to their lowest point of the year. For the overall period, the Standard & Poor's 500SM Index fell 4.22%, the Dow Jones Industrial Average sank 2.77% and the NASDAQ plunged 21.99%. Investors should keep in mind, however, that the last two times the NASDAQ had negative calendar year returns, in 1990 and 1994, the index responded with gains of 59.01% and 41.40% in 1991 and 1995, respectively. Of course, past performance is no guarantee of future results.

(Portfolio Manager photograph)
An interview with Bob Bertelson, Portfolio Manager of Fidelity Aggressive Growth Fund

Q. How did the fund perform, Bob?

A. For the 12 months that ended November 30, 2000, the fund returned -17.94%, lagging the Russell Midcap Growth Index, which returned -1.65%. The mid-cap funds average tracked by Lipper Inc. returned 9.25% during the same period.

Q. Why did the fund underperform its index and peer group?

A. In periods of economic uncertainty, stocks with high valuations and high earnings-growth rates typically fare worse than those with lower absolute valuations and lower earnings-growth rates. The past year was no exception. While the Russell index itself had a high growth component to it and a relatively high valuation, the fund tended to own even faster-growing companies - particularly in technology - which came at a cost of higher valuations. This more aggressive posture helped as growth stocks rose early in the period, but hurt when market conditions began to deteriorate in the spring. Also, given the fund's charter to invest in companies across market capitalizations, the fund's larger-cap stocks struggled against a backdrop of strong mid-cap performance. The fund's heavy growth bias put it at a distinct disadvantage relative to its Lipper peers, which were generally less growth-oriented.

Annual Report

Fund Talk: The Manager's Overview - continued

Q. What guided your decision-making in terms of the fund's positioning in technology?

A. After the steep sell-off in the spring, performance was driven more by being in the right tech stocks rather than just by maximizing exposure to the sector. While we held a large weighting in technology, our bets were focused on a few high-growth areas, namely fiber optics, Internet software and data networking. Particularly in the first half of the year, the fund's relative performance was hurt by owning some large-cap tech stocks that disappointed, while, at the same time, being underweighted in several mid-caps that fared quite well. I dumped many of the stocks that failed us during the period and moved on. While I sold the stocks of companies whose fundamental outlooks had deteriorated, I'm also generally not willing to sell stocks that get unfairly painted with the broad brush of being in a certain industry that's out of favor.

Q. What were some of your other sector-related strategies?

A. Outside of technology, it's been difficult finding the high levels of earnings growth I seek. However, I did find new opportunities in energy and health care. In energy, I focused primarily on the service providers, which I felt were poised to benefit from the growing need to develop additional energy sources. I should note that late in the period even energy companies fell victim to concerns about a weaker economy and falling oil prices, which mostly eliminated the gains the fund accumulated earlier in the period. In health care, I maintained a focus on biotechnology firms with strong potential to exploit historic developments in gene research. Additionally, I added some medical device companies for their defensive growth characteristics. I continued to underweight financial stocks, which hurt relative performance somewhat during the period given the market's rotation from growth to value. I still didn't see much opportunity for high levels of growth in financials, and I remained concerned about the potential for deteriorating credit conditions as the economy weakened.

Q. What stocks helped? Which hurt?

A. Investors rallied around the potential for optical networking companies and their role in changing the way that telecommunications networks are constructed. Ciena - the fund's top holding - and Juniper were standouts here. Data storage was another hot area, with companies such as Brocade and EMC leading the way. I sold off the fund's stake in EMC prior to the close of the period. Other key contributors included Internet software provider BEA Systems and biotech drug maker Genentech. On the downside, semiconductor stocks hurt the most. After generating strong returns earlier in the period, chipmakers suffered a tremendous correction due to slowing demand and a weakening price environment. Micron Technology and LSI Logic were notable laggards. Motorola hurt the fund early in the period after disappointing performance in its cellular handset business. Finally, holding a large out-of-benchmark stake in Microsoft also backfired.

Q. What's your outlook?

A. At this point, while the rate of economic growth is clearly slowing, I don't see any evidence that the economy is headed for a recession. It also seems that the Federal Reserve Board feels it has accomplished its objective of slowing the economy and nipping inflationary pressures in the bud. If that is true and the economy continues to grow without the fear of inflation, the outlook for the kinds of high-growth stocks in which this fund invests is rather bright. Despite the fact that fund performance has been weak of late, very few of our holdings have had significant earnings disappointments. This is an important fact considering that it's usually the companies whose earnings prospects have remained intact that rebound the fastest and strongest out of a correction.

Annual Report

Fund Talk: The Manager's Overview - continued

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks capital appreciation

Fund number: 324

Trading symbol: FDEGX

Start date: December 28, 1990

Size: as of November 30, 2000, more than $14.6 billion

Manager: Bob Bertelson, since 2000; manager, Fidelity OTC Portfolio, 1997-2000; Fidelity Convertible Securities Fund, 1996-1997; several Fidelity Select Portfolios, 1992-1996; joined Fidelity in 1991

3

Bob Bertelson reflects on the evolution of the Internet:

"A year ago, the Internet was all the rage with nearly everyone. Many people believed that virtually all commerce would be done over the Internet without the need for physical assets. It also was believed to be quite possible to grow a business from zero to a very large enterprise in a very short period of time. Today, we seem to be coming back to a state of greater sobriety, which is healthy. I think the most important lesson we learned from all of this is that the Net's an extraordinarily powerful and transforming tool, but it's by and large not the sole basis for a business. The astounding collapse we've seen in shares of dot-com companies is not an indication to me that the Internet is lacking the promise that many people believe it had, it's merely a sign that businesses require more than just a set of computers and a Web site to function. Rather than dying, Internet technology continues to grow by leaps and bounds and has been embraced by virtually all major companies as a way to lower costs and improve the services and value they provide to customers. I think we're entering into the next stage of Internet growth that will provide successful companies with a unique means to differentiate themselves, and the firms that provide the infrastructure to help with that should have great opportunities going forward."

Annual Report

Investment Changes

Top Ten Stocks as of November 30, 2000
	% of fund's net assets	% of fund's net assets 6 months ago
Ciena Corp.	6.4	2.9
BEA Systems, Inc.	5.4	1.9
Nokia AB sponsored ADR	4.4	3.5
Corning, Inc.	3.3	2.0
Brocade Communications Systems, Inc.	3.0	2.0
Medtronic, Inc.	2.4	0.9
BJ Services Co.	2.3	1.5
Medimmune, Inc.	2.3	1.7
Cisco Systems, Inc.	2.3	2.7
Gemstar-TV Guide International, Inc.	2.3	1.7
	34.1
Top Five Market Sectors as of November 30, 2000
	% of fund's net assets	% of fund's net assets 6 months ago
Technology	53.9	61.0
Health	16.8	9.1
Energy	14.5	5.6
Utilities	4.5	10.0
Media & Leisure	2.7	5.3
Asset Allocation (% of fund's net assets)
As of November 30, 2000 *		As of May 31, 2000 **
	Stocks 97.5%		Stocks 96.8%
	Convertible Securities 0.3%		Convertible Securities 0.0%
	Short-Term Investments and Net Other Assets 2.2%		Short-Term Investments and Net Other Assets 3.2%
* Foreign investments	12.3%	** Foreign investments	14.2%

Annual Report

Investments November 30, 2000

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value (Note 1) (000s)
BASIC INDUSTRIES - 0.1%
Chemicals & Plastics - 0.1%
Praxair, Inc.	584,850	$ 21,018
DURABLES - 2.5%
Consumer Electronics - 2.5%
Gemstar-TV Guide International, Inc. (a)	8,001,450	325,559
General Motors Corp. Class H	1,500,000	32,610
		358,169
ENERGY - 14.5%
Energy Services - 12.8%
BJ Services Co. (a)(d)	6,343,050	337,767
ENSCO International, Inc.	3,620,320	88,019
Global Marine, Inc. (a)	1,900,000	41,681
Halliburton Co.	8,704,900	290,526
Nabors Industries, Inc. (a)	2,966,000	130,326
Noble Drilling Corp. (a)	6,683,273	192,562
R&B Falcon Corp. (a)	3,157,500	59,993
Schlumberger Ltd. (NY Shares)	5,211,700	323,125
Smith International, Inc. (a)	2,468,100	143,304
Tidewater, Inc. (d)	3,000,000	121,500
Transocean Sedco Forex, Inc.	257,200	10,256
Weatherford International, Inc.	3,966,487	132,134
		1,871,193
Oil & Gas - 1.7%
Apache Corp.	719,990	37,619
Cooper Cameron Corp. (a)	2,031,190	110,192
Devon Energy Corp.	900,000	44,325
Tosco Corp.	875,800	25,125
Valero Energy Corp.	1,000,000	31,438
		248,699
TOTAL ENERGY		2,119,892
FINANCE - 0.2%
Federal Sponsored Credit - 0.2%
USA Education, Inc.	499,600	28,914
HEALTH - 16.8%
Drugs & Pharmaceuticals - 11.7%
Abgenix, Inc. (a)	600,000	29,288
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH - continued
Drugs & Pharmaceuticals - continued
Allergan, Inc.	2,200,000	$ 204,188
Andrx Corp. - Andrx Group (a)	499,990	35,679
Celgene Corp. (a)	600,000	34,238
Cephalon, Inc. (a)(d)	2,426,200	112,212
Elan Corp. PLC sponsored ADR (a)	2,200,000	118,663
Forest Laboratories, Inc. (a)	200,000	27,100
Genentech, Inc. (a)	3,226,100	219,576
Human Genome Sciences, Inc. (a)	1,600,000	99,500
IDEC Pharmaceuticals Corp. (a)	200,000	34,813
ImClone Systems, Inc. (a)	698,000	30,974
Immunex Corp. (a)	6,398,700	237,952
IVAX Corp. (a)	1,000,000	41,070
Medarex, Inc. (a)	1,150,400	41,702
Medimmune, Inc. (a)	6,332,128	336,790
Millennium Pharmaceuticals, Inc. (a)	800,000	38,850
Protein Design Labs, Inc. (a)	877,000	67,748
		1,710,343
Medical Equipment & Supplies - 5.1%
Biomet, Inc.	2,000,000	74,000
Guidant Corp. (a)	3,999,930	215,746
McKesson HBOC, Inc.	2,640,000	86,790
Medtronic, Inc.	6,632,346	353,172
Millipore Corp.	246,230	10,834
		740,542
TOTAL HEALTH		2,450,885
INDUSTRIAL MACHINERY & EQUIPMENT - 2.1%
Electrical Equipment - 2.1%
Aura Systems, Inc. warrants 5/31/05 (a)	312	0
Avaya, Inc. (a)(e)	1,646	14
Scientific-Atlanta, Inc.	7,439,900	300,386
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT		300,400
Common Stocks - continued
	Shares	Value (Note 1) (000s)
MEDIA & LEISURE - 2.5%
Broadcasting - 2.5%
AT&T Corp. - Liberty Media Group Class A (a)	2,800,000	$ 37,975
EchoStar Communications Corp. Class A (a)	4,010,000	117,042
Grupo Televisa SA de CV sponsored GDR	600,000	27,938
Netro Corp. (a)	820,000	7,893
United Pan-Europe Communications NV Class A (a)	5,206,750	59,047
UnitedGlobalCom, Inc. Class A (a)(d)	6,277,100	94,941
Univision Communications, Inc. Class A (a)	624,200	21,847
		366,683
RETAIL & WHOLESALE - 0.2%
General Merchandise Stores - 0.2%
Kohls Corp. (a)	548,300	29,368
TECHNOLOGY - 53.8%
Communications Equipment - 20.4%
Aspect Communications Corp. (a)	2,499,200	32,958
Ciena Corp. (a)	12,254,600	930,576
Cisco Systems, Inc. (a)	6,840,420	327,485
Comverse Technology, Inc. (a)	2,790,900	240,541
Corning, Inc.	8,352,100	488,598
Lucent Technologies, Inc.	177,794	2,767
Lucent Technologies, Inc. (e)	19,754	231
Nokia AB sponsored ADR	15,000,000	641,250
Nortel Networks Corp.	8,600,000	324,650
		2,989,056
Computer Services & Software - 15.4%
Aether Systems, Inc. (a)	437,100	24,751
Affymetrix, Inc. (a)	1,127,500	66,523
Ariba, Inc. (a)	2,550,600	158,775
Art Technology Group, Inc. (a)(d)	5,454,900	156,487
BEA Systems, Inc. (a)	13,394,250	784,401
BMC Software, Inc. (a)	2,997,700	51,898
Broadbase Software, Inc. (a)	1,747,800	9,558
Clarent Corp. (a)	150,000	1,800
Computer Associates International, Inc.	549,600	14,358
Critical Path, Inc. (a)	1,383,100	29,218
i2 Technologies, Inc. (a)	90,000	8,685
Informatica Corp. (a)	800,000	55,900
Internap Network Services Corp.	3,405,500	37,461
Common Stocks - continued
	Shares	Value (Note 1) (000s)
TECHNOLOGY - continued
Computer Services & Software - continued
NetIQ Corp. (a)(d)	1,966,367	$ 157,801
OpenTV Corp.	615,146	11,496
Peregrine Systems, Inc. (a)	6,025,700	97,918
Quest Software, Inc. (a)	530,500	14,324
Redback Networks, Inc. (a)	964,600	67,341
TIBCO Software, Inc. (a)	700,000	24,238
VeriSign, Inc. (a)	1,660,000	143,901
VERITAS Software Corp. (a)	1,000,000	97,563
Vignette Corp. (a)	8,865,280	139,628
Vitria Technology, Inc. (a)	1,800,000	28,125
webMethods, Inc.	1,027,272	64,654
		2,246,804
Computers & Office Equipment - 5.4%
Brocade Communications Systems, Inc. (a)	2,592,600	435,395
Dell Computer Corp. (a)	4,000,000	77,000
Juniper Networks, Inc. (a)	500,000	62,313
Maxtor Corp. (a)	48,700	289
MRV Communications, Inc. (a)	1,774,600	25,954
Palm, Inc.	5,170,000	187,089
		788,040
Electronic Instruments - 1.9%
Applera Corp. - Applied Biosystems Group	2,600,000	214,825
ASM Lithography Holding NV (a)	700,000	14,306
Waters Corp. (a)	700,000	45,019
		274,150
Electronics - 10.7%
Advanced Micro Devices, Inc. (a)	5,099,100	77,761
Analog Devices, Inc. (a)	2,300,000	114,138
Atmel Corp. (a)	3,332,900	32,183
Bookham Technology PLC sponsored ADR	1,000,000	12,438
Chartered Semiconductor Manufacturing Ltd. ADR (a)	2,934,000	92,604
Cypress Semiconductor Corp. (a)	1,900,000	40,138
Epcos AG sponsored ADR (a)	250,300	19,805
Flextronics International Ltd. (a)	3,599,000	90,200
Infineon Technologies AG	1,950,000	74,184
Integrated Device Technology, Inc. (a)	2,572,200	76,523
LSI Logic Corp. (a)	4,604,900	82,888
Micron Technology, Inc. (a)	5,550,190	174,831
NVIDIA Corp. (a)	801,000	32,441
PMC-Sierra, Inc. (a)	635,700	58,604
Common Stocks - continued
	Shares	Value (Note 1) (000s)
TECHNOLOGY - continued
Electronics - continued
Sanmina Corp. (a)	1,500,000	$ 114,375
SDL, Inc. (a)	1,750,100	318,081
Texas Instruments, Inc.	4,167,900	155,515
		1,566,709
TOTAL TECHNOLOGY		7,864,759
TRANSPORTATION - 0.3%
Air Transportation - 0.3%
Southwest Airlines Co.	1,500,000	47,344
UTILITIES - 4.5%
Cellular - 0.7%
AT&T Corp. - Wireless Group	2,500,000	45,000
Nextel Communications, Inc. Class A (a)	1,713,900	53,131
		98,131
Electric Utility - 1.7%
AES Corp. (a)	2,562,100	132,909
Calpine Corp. (a)	3,399,940	120,698
		253,607
Telephone Services - 2.1%
BroadWing, Inc. (a)	1,000,000	21,500
McLeodUSA, Inc. Class A (a)	2,963,100	40,187
Metromedia Fiber Network, Inc. Class A (a)	2,400,600	28,057
Qwest Communications International, Inc. (a)	5,000,000	188,750
TeraBeam Networks (a)(e)	66,400	249
Time Warner Telecom, Inc. Class A (a)	496,300	23,760
		302,503
TOTAL UTILITIES		654,241
TOTAL COMMON STOCKS (Cost $17,974,481)		14,241,673
Preferred Stocks - 0.2%
	Shares	Value (Note 1) (000s)
Convertible Preferred Stocks - 0.2%
MEDIA & LEISURE - 0.2%
Broadcasting - 0.2%
Tellium, Inc. Series E (a)(e)	645,666	$ 19,370
TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Chorum Technologies Series E (a)(e)	96,800	1,669
TOTAL CONVERTIBLE PREFERRED STOCKS		21,039
Nonconvertible Preferred Stocks - 0.0%
TECHNOLOGY - 0.0%
Computer Services & Software - 0.0%
Procket Networks, Inc. (a)(e)	582,749	5,755
TOTAL PREFERRED STOCKS (Cost $26,794)		26,794
Convertible Bonds - 0.1%
Moody's Ratings (unaudited)		Principal Amount (000s)
TECHNOLOGY - 0.1%
Computer Services & Software - 0.1%
Cyras Systems, Inc. 4.5% 8/15/05 (c) (Cost $8,030)	-	$ 7,000	6,440
Cash Equivalents - 3.9%
	Shares
Fidelity Cash Central Fund, 6.57% (b)	212,523,785	212,524
Fidelity Securities Lending Cash Central Fund, 6.63% (b)	361,046,000	361,046
TOTAL CASH EQUIVALENTS (Cost $573,570)		573,570
TOTAL INVESTMENT PORTFOLIO - 101.7% (Cost $18,582,875)		14,848,477
NET OTHER ASSETS - (1.7)%		(240,993)
NET ASSETS - 100%		$ 14,607,484
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $6,440,000 or 0.1% of net assets.

(d) Affiliated company
(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Avaya, Inc.	5/19/00	$ 10
Chorum Technologies Series E	9/19/00	$ 1,669
Procket Networks, Inc.	11/15/00	$ 5,755
Tellium, Inc. Series E	9/20/00	$ 19,370
TeraBeam Networks	4/7/00	$ 249
Lucent Technologies, Inc.	5/19/00	$ 147
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	87.7%
Finland	4.4
Canada	2.2
Netherlands Antilles	2.2
Singapore	1.2
Others (individually less than 1%)	2.3
100.0%
Income Tax Information

At November 30, 2000, the aggregate cost of investment securities for income tax purposes was $18,088,407,000. Net unrealized depreciation aggregated $3,239,930,000, of which $1,402,742,000 related to appreciated investment securities and $4,642,672,000 related to depreciated investment securities.

The fund hereby designates approximately $360,140,000 as a capital gain dividend for the purpose of the dividend paid deduction.
The fund intends to elect to defer to its fiscal year ending November 30, 2001 approximately $888,905,000 of losses recognized during the period November 1, 2000 to November 30, 2000.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	November 30, 2000
Assets
Investment in securities, at value (cost $18,582,875) - See accompanying schedule		$ 14,848,477
Receivable for investments sold		387,433
Receivable for fund shares sold		24,060
Dividends receivable		2,365
Interest receivable		2,795
Redemption fees receivable		75
Other receivables		228
Total assets		15,265,433
Liabilities
Payable for investments purchased	$ 217,714
Payable for fund shares redeemed	62,977
Accrued management fee	10,738
Other payables and accrued expenses	5,474
Collateral on securities loaned, at value	361,046
Total liabilities		657,949
Net Assets		$ 14,607,484
Net Assets consist of:
Paid in capital		$ 16,514,138
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		1,827,732
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(3,734,386)
Net Assets, for 364,024 shares outstanding		$ 14,607,484
Net Asset Value, offering price and redemption price per share ($14,607,484 ÷ 364,024 shares)		$40.13

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended November 30, 2000
Investment Income Dividends		$ 24,288
Interest		36,963
Security lending		5,191
Total income		66,442
Expenses
Management fee Basic fee	$ 121,932
Performance adjustment	12,645
Transfer agent fees	37,292
Accounting and security lending fees	1,335
Non-interested trustees' compensation	79
Custodian fees and expenses	606
Registration fees	4,216
Audit	75
Legal	82
Interest	3
Miscellaneous	49
Total expenses before reductions	178,314
Expense reductions	(4,690)	173,624
Net investment income (loss)		(107,182)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities (including realized gain of $759 on sales of investments in affiliated issuers)	1,950,226
Foreign currency transactions	(51)	1,950,175
Change in net unrealized appreciation (depreciation) on:
Investment securities	(6,683,290)
Assets and liabilities in foreign currencies	8	(6,683,282)
Net gain (loss)		(4,733,107)
Net increase (decrease) in net assets resulting from operations		$ (4,840,289)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended November 30, 2000	Year ended November 30, 1999
Increase (Decrease) in Net Assets
Operations Net investment income (loss)	$ (107,182)	$ (32,592)
Net realized gain (loss)	1,950,175	1,271,740
Change in net unrealized appreciation (depreciation)	(6,683,282)	2,431,219
Net increase (decrease) in net assets resulting from operations	(4,840,289)	3,670,367
Distributions to shareholders from net realized gains	(1,111,585)	(235,997)
Share transactions Net proceeds from sales of shares	13,919,119	6,661,315
Reinvestment of distributions	1,091,567	230,927
Cost of shares redeemed	(6,048,306)	(1,258,379)
Net increase (decrease) in net assets resulting from share transactions	8,962,380	5,633,863
Redemption fees	14,385	3,265
Total increase (decrease) in net assets	3,024,891	9,071,498
Net Assets
Beginning of period	11,582,593	2,511,095
End of period	$ 14,607,484	$ 11,582,593
Other Information Shares
Sold	231,648	157,336
Issued in reinvestment of distributions	19,728	7,624
Redeemed	(105,692)	(30,724)
Net increase (decrease)	145,684	134,236

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended November 30,	2000	1999	1998	1997	1996
Selected Per-Share Data
Net asset value, beginning of period	$ 53.05	$ 29.86	$ 29.68	$ 26.37	$ 24.41
Income from Investment Operations
Net investment income (loss) B	(.32)	(.23)	(.18)	(.17)	(.07)
Net realized and unrealized gain (loss)	(8.03)	26.12	6.44	3.79	3.10
Total from investment operations	(8.35)	25.89	6.26	3.62	3.03
Less Distributions
from net realized gain	(4.61)	(2.72)	(6.08)	(.32)	(1.08)
Redemption fees added to paid in capital	.04	.02	-	.01	.01
Net asset value, end of period	$ 40.13	$ 53.05	$ 29.86	$ 29.68	$ 26.37
Total Return A	(17.94)%	93.91%	27.89%	13.98%	13.27%
Ratios and Supplemental Data
Net assets, end of period (in millions)	$ 14,607	$ 11,583	$ 2,511	$ 1,978	$ 1,939
Ratio of expenses to average net assets	.91%	.99%	1.08%	1.09%	1.10%
Ratio of expenses to average net assets after expense reductions	.89% C	.97% C	1.05% C	1.05% C	1.09% C
Ratio of net investment income (loss) to average net assets	(.55)%	(.58)%	(.67)%	(.60)%	(.31)%
Portfolio turnover rate	176%	186%	199%	212%	105%

A The total returns would have been lower had certain expenses not been reduced during the periods shown.

B Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

C FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the fund's expenses.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended November 30, 2000

1. Significant Accounting Policies.

Fidelity Aggressive Growth Fund (the fund) is a fund of Fidelity Mt. Vernon Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended , as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency Translation. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Investment Income. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, foreign currency transactions, net operating losses and losses deferred due to wash sales and excise tax regulations. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 90 days are subject to a short-term trading fee equal to 1.5% of the proceeds of the redeemed shares. Redemptions on or prior to March 19, 2000 of shares held less than 90 days were subject to a short-term trading fee equal to 0.75% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Annual Report

Notes to Financial Statements - continued

2. Operating Policies.

Foreign Currency Contracts. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Restricted Securities. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $27,288,000 or .19% of net assets. Information regarding restricted securities is included under the caption "Other Information" at the end of the fund's schedule of investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $40,083,871,000 and $32,461,386,000, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, FMR receives a monthly basic fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2167% to .5200% for the period. The annual individual fund fee rate is .35%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

same or a lower management fee. The basic fee is subject to a performance adjustment (up to a maximum of ±.20% of the fund's average net assets over the performance period) based on the fund's investment performance as compared to the appropriate index over a specified period of time. For the period, the management fee was equivalent to an annual rate of .69% of average net assets after the performance adjustment.

Sub-Adviser Fee. Beginning January 1, 2001, FMR Co.(FMRC) will serve as sub-adviser for the fund. FMRC is a wholly owned subsidiary of FMR and will receive a fee from FMR of 50% of the management fee payable to FMR with respect to that portion of the fund's assets that will be managed by FMRC.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .19% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Fidelity Cash Central Funds. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Fidelity Cash Central Fund and the Fidelity Securities Lending Cash Central Fund (the Cash Funds) managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Cash Funds are open-end money market funds available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Funds seek preservation of capital, liquidity, and current income and do not pay a management fee. Income distributions from the Cash Funds are declared daily and paid monthly from net investment income. Income distributions earned by the fund are recorded as either interest income or security lending income in the accompanying financial statements.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $1,403,000 for the period.

Annual Report

Notes to Financial Statements - continued

5. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral in the form of U.S. Treasury obligations, letters of credit, and/or cash against the loaned securities, and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. At period end, the value of the securities loaned amounted to $338,859,000. The fund received cash collateral of $361,046,000 which was invested in cash equivalents.

6. Bank Borrowings.

The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which the loan was outstanding amounted to $16,122,000. The weighted average interest rate was 6.9%. Interest expense includes $3,000 paid under the bank borrowing program.

7. Expense Reductions.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $3,626,000 under this arrangement.

In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $6,000 and $1,058,000, respectively, under these arrangements.

Annual Report

Notes to Financial Statements - continued

8. Transactions with Affiliated Companies.

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates were as follows:

Summary of Transactions with Affiliated Companies
Amounts in thousands Affiliate	Purchase Cost	Sales Cost	Dividend Income	Value
ANTEC Corp	$ -	$ 7,733	$ -	$ -
Art Technology Group, Inc.	138,908	46,739	-	156,487
Axent Technologies, Inc	-	15,083	-	-
BJ Services Co.	121,177	-	-	337,767
Brocade Communications Systems, Inc.	5,939	221,374	-	-
Cephalon, Inc.	27,350	-	-	112,212
Digex, Inc. Class A	-	3,333	-	-
Exodus Communications, Inc.	-	93,486	-	-
F5 Networks, Inc.	-	44,124	-	-
Legato Systems, Inc	7,903	67,606	-	-
Mercator Software, Inc	79,972	113,970	-	-
NetlQ Corp.	7,110	-	-	157,801
New Era of Networks, Inc	17,388	52,445	-	-
Open TV Corp.	44,478	70,837	-	-
Spyglass, Inc	11,068	15,180	-	-
TideWater, Inc	6,881	-	-	121,500
UnitedGlobalCom, Inc. Class A	87,215	-	-	94,941
TOTALS	$ 555,389	$ 751,910	$ -	$ 980,708

Annual Report

Report of Independent Accountants

To the Trustees of Mt. Vernon Street Trust and the Shareholders of Fidelity Aggressive Growth Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Aggressive Growth Fund(a fund of Fidelity Mt. Vernon Street Trust) at November 30, 2000, and the results of its operations, the changes in net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Aggressive Growth Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP

Boston, Massachusetts

January 10, 2001

Annual Report

Distributions

The Board of Trustees of Fidelity Aggressive Growth Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

Pay Date	Record Date	Dividends	Capital Gains
12/26/00	12/22/00	-	$6.17
01/08/01	01/05/01	-	$0.09

The fund hereby designates 100% of the long-term capital gain dividends distributed during the fiscal year as 20%-rate capital gain dividends.

A total of 3% of the dividends distributed during the fiscal year qualifies for the dividends-received deduction for corporate shareholders.

The fund will notify shareholders in January 2001 of amounts for use in preparing 2000 income tax returns.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(computer_graphic)

Fidelity On-line Xpress+®

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-0240 or visit our web site for more information on how to manage your investments via your PC.

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

10100 Santa Monica Blvd.
Los Angeles, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

950 Northgate Drive
San Rafael, CA

1400 Civic Drive
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

90 Alhambra Plaza
Coral Gables, FL

4090 N. Ocean Boulevard
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

2401 PGA Boulevard
Palm Beach Gardens, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North Franklin Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

25 State Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

Annual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

700 West 47th Street
Kansas City, MO

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

New York

1055 Franklin Avenue
Garden City, NY

999 Walt Whitman Road
Melville, L.I., NY

1271 Avenue of the Americas
New York, NY

71 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

600 Vine Street
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

1735 Market Street
Philadelphia, PA

439 Fifth Avenue
Pittsburgh, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

1155 Dairy Ashford Street
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

511 Pine Street
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investment Japan Limited

Officers

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Abigail P. Johnson, Vice President

Robert Bertelson, Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

John H. Costello, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

Donald J. Kirk *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Gerald C. McDonough *

Robert C. Pozen

Thomas R. Williams *

Advisory Board

J. Michael Cook

Marie L. Knowles

William S. Stavropoulos

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

* Independent trustees

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Fidelity®

Growth Company

Fund

Annual Report

November 30, 2000

(2_fidelity_logos)(Registered_trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Independent Auditors' Report	<Click Here>	The auditors' opinion.
Distributions	<Click Here>

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Annual Report

President's Message

(Photograph of Edward C. Johnson 3d.)

Dear Shareholder:

For the first time since 1990, the taxable bond market, as measured by the Lehman Brothers Aggregate Bond Index, appeared nearly certain to outperform the U.S. stock market, as measured by the S&P 500®. The former was up nearly 10% year to date through November, while the S&P 500 was down by approximately the same amount. Disappointing corporate earnings and uncertainty concerning a president-elect toppled the stock market late in the period.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).

Cumulative Total Returns

Periods ended November 30, 2000	Past 1 year	Past 5 years	Past 10 years
Fidelity Growth Company	9.22%	181.84%	659.73%
Russell 3000® Growth	-11.70%	127.42%	404.54%
Growth Funds Average	-1.25%	114.99%	377.26%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Russell 3000 Growth Index - a market capitalization-weighted index of growth-oriented stocks of U.S. domiciled corporations. To measure how the fund's performance stacked up against its peers, you can compare it to the growth funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 1,389 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created new comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page 5 of this report.(dagger)

Average Annual Total Returns

Periods ended November 30, 2000	Past 1 year	Past 5 years	Past 10 years
Fidelity Growth Company	9.22%	23.03%	22.48%
Russell 3000 Growth	-11.70%	17.86%	17.57%
Growth Funds Average	-1.25%	16.11%	16.47%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

Annual Report

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity Growth Company Fund on November 30, 1990. As the chart shows, by November 30, 2000, the value of the investment would have grown to $75,973 - a 659.73% increase on the initial investment. For comparison, look at how the Russell 3000 Growth Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $50,454 - a 404.54% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

(dagger) The Lipper multi-cap growth funds average reflects the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalization. As of November 30, 2000, the one year, five year, and 10 year cumulative total returns for the multi-cap growth funds average were 0.35%, 132.27%, and 462.65%, respectively; and the one year, five year, and 10 year average annual total returns were 0.35%, 17.93%, and 18.43%, respectively.

Annual Report

Fund Talk: The Manager's Overview

Market Recap

After a promising beginning, U.S. equity markets were hammered by a convergence of adverse conditions during the remainder of the 12-month period ending November 30, 2000. The tech-heavy NASDAQ Composite Index was particularly hard hit. After successfully weathering the Federal Reserve Board's campaign to calm surging economic growth, the technology sector's grip on market leadership finally weakened in mid-March, when analysts warned that valuations were overinflated. Then, in May, the markets were rocked by a 0.50% Fed interest-rate hike, and signs soon emerged that clearly indicated a slowdown ahead. Escalating oil prices put additional strain on corporate profits, and disappointing earnings announcements began to pile up. Any hopes for a late season rally were broadsided by the uncertainty stemming from the presidential election in November. The resulting anxiety weighed the markets down to their lowest point of the year. For the overall period, the Standard & Poor's 500SM Index fell 4.22%, the Dow Jones Industrial Average sank 2.77% and the NASDAQ plunged 21.99%. Investors should keep in mind, however, that the last two times the NASDAQ had negative calendar year returns, in 1990 and 1994, the index responded with gains of 59.01% and 41.40% in 1991 and 1995, respectively. Of course, past performance is no guarantee of future results.

(Portfolio Manager photograph)
An interview with Steven Wymer, Portfolio Manager of Fidelity Growth Company Fund

Q. How did the fund perform, Steve?

A. It did well. For the 12-month period that ended November 30, 2000, the fund returned 9.22%. In comparison, the Russell 3000 Growth Index - the fund's benchmark - fell 11.70%. The fund's return also compared favorably to the -1.25% return of the growth funds average tracked by Lipper Inc.

Q. What factors helped the fund outperform its index and peer group during the past year?

A. Favorable stock selection among our holdings in the technology and health sectors - the fund's two largest sector positions - was the main reason the fund outperformed. My focus on more aggressive stocks in the faster-growing subsectors of technology proved beneficial during the first half of the period. In the second half, I reduced the fund's technology holdings - a move driven by rising oil prices, a decline in the European currency and a tightening credit environment - in anticipation of a slowing economy and the economically sensitive nature of technology stocks. This technology underweighting was helpful during the past six months as the sector underperformed. At the same time, I increased the fund's positions in selected health care and nondurables stocks that presented better growth prospects. In hindsight, my reallocation of the fund's assets out of technology and into these two better-performing sectors was a wise decision, but a more aggressive shift would have been even more helpful. Despite the sector's troubles, our holdings in specific technology companies with compelling market positions, strong sales growth and adequate funding - such as Research in Motion and BEA Systems - were strong performers. The fund's performance also got a boost from selected genomics and drug discovery companies, such as Applera-Celera Genomics Group, IDEC Pharmaceuticals and Sepracor, and our nondurables holdings in Procter & Gamble and Coca-Cola.

Annual Report

Fund Talk: The Manager's Overview - continued

Q. The fund's health care stake rose to 21.3% of net assets at the end of the period, from 14.3% six months ago. What areas did you find attractive?

A. I'm still a strong believer in the long-term growth of the biotechnology sector. In the first and second quarters of 2000, I took some profits in these stocks because they had risen to unsustainable levels. From there, it took some time to redeploy those assets back into the sector, as I became more selective. Meanwhile, the companies that I held onto throughout the period, such as those previously mentioned, performed quite well. During the past six months, I began selectively redeploying assets back into the fund's existing holdings in the biotechnology and drug discovery areas, and also increased our exposure in health maintenance organizations, hospitals and medical products companies.

Q. How did the fund's financial stocks perform?

A. Early in the period, our financial stocks generally were pressured by rising interest rates domestically. However, the fund's overweighting in this sector proved valuable in the third quarter of 2000 as interest rates stabilized and the market began to anticipate that the Federal Reserve Board would ease up on its bias toward tightening monetary supply. That perception, coupled with a reduction of political pressure surrounding the advantageous market leverage of Fannie Mae and Freddie Mac, enhanced our holdings in these two stocks during the final six months. The fund's holdings in American International Group and MetLife also performed well.

Q. What about the performance of the fund's technology holdings, given the sector's troubles in 2000 . . .

A. Our overweighted holdings in communications semiconductor companies, such as National Semiconductor, Texas Instruments and Xilinx, suffered from a slowdown in their respective growth rates and an inventory correction. The first signs of these problems showed up in the wireless industry. Given these obstacles in the latter half of the period, I focused on companies that had strong enough fundamentals to grow through a slowing economy, especially those companies exposed to the wireless industry, such as Nokia, whose stock appeared to have already discounted a slowdown.

Q. What's your outlook?

A. It's clear that the economy has slowed and many growth stocks have suffered. However, the growth stocks this fund emphasizes showed better resiliency toward bad corporate news near the end of the period than they had in previous months. Going forward, this relative strength, along with a potentially better macroeconomic environment due to clarity in the U.S. presidential election and some monetary policy easing by the Fed, should benefit the fund's holdings.

Annual Report

Fund Talk: The Manager's Overview - continued

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: to increase the value of the fund's shares over the long term by investing in stocks of companies with above-average growth potential

Fund number: 025

Trading symbol: FDGRX

Start date: January 17, 1983

Size: as of November 30, 2000, more than $29.0 billion

Manager: Steven Wymer, since 1997; manager, Fidelity Dividend Growth Fund, 1995-1997; several Fidelity Select Portfolios, 1990-1994; joined Fidelity in 1989

3

Steve Wymer on his stock selection process:

"In general, I'm looking for individual companies that offer very compelling stories. To meet that threshold, I evaluate a number of criteria. Specifically, a company should be a leader in a niche industry with high product demand. An example of such an industry right now would be the drug discovery area, due to the unmet medical need for new drugs and the industry's robust product pipelines and patent protection. I also look for companies that are executing double-digit sales growth. If you grow the top-line of a business - meaning its revenues - good things tend to happen. Then I like to see a company that is making progress - one whose quarterly corporate earnings are either ahead of or in-line with expectations - to show me that both the short-term execution and long-term promise of the business are on track.

"Additionally, I favor companies possessing strong product cycles, which will accelerate growth, particularly in the face of a slowing economy. I'm also attracted to companies with what I call a ´self-help' cycle, or those with new management, acquisition goals, a disposition plan for non-core or unprofitable businesses, or cost-cutting programs to enhance returns. A company also should have strong cash flow to sustain its growth rate. Further, shareholder-oriented management is a plus. By looking at the portfolio, you will see that evaluating companies with these criteria leads me to stocks of all market capitalizations - from large-cap companies to emerging growth companies."

Annual Report

Investment Changes

Top Ten Stocks as of November 30, 2000
	% of fund's net assets	% of fund's net assets 6 months ago
Cisco Systems, Inc.	3.4	3.9
Network Appliance, Inc.	2.4	3.2
Nokia AB sponsored ADR	2.2	0.5
BEA Systems, Inc.	2.1	1.0
Fannie Mae	1.9	1.5
General Electric Co.	1.9	1.5
Sepracor, Inc.	1.8	2.2
The Coca-Cola Co.	1.8	1.2
Applera Corp. - Applied Biosystems Group	1.6	1.3
PeopleSoft, Inc.	1.5	0.0
	20.6
Top Five Market Sectors as of November 30, 2000
	% of fund's net assets	% of fund's net assets 6 months ago
Technology	32.8	44.1
Health	21.3	14.3
Finance	11.3	8.7
Nondurables	7.2	4.3
Retail & Wholesale	4.3	3.1
Asset Allocation (% of fund's net assets)
As of November 30, 2000 *		As of May 31, 2000 **
	Stocks 97.9%		Stocks 98.1%
	Short-Term Investments and Net Other Assets 2.1%		Short-Term Investments and Net Other Assets 1.9%
* Foreign investments	6.9%	** Foreign investments	6.9%

Annual Report

Investments November 30, 2000

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value (Note 1) (000s)
AEROSPACE & DEFENSE - 0.4%
Aerospace & Defense - 0.3%
Boeing Co.	1,325,000	$ 91,508
Defense Electronics - 0.1%
REMEC, Inc. (a)	1,309,500	17,760
TOTAL AEROSPACE & DEFENSE		109,268
BASIC INDUSTRIES - 2.5%
Chemicals & Plastics - 1.5%
Dow Chemical Co.	2,825,000	86,339
E.I. du Pont de Nemours and Co.	845,973	35,795
IMC Global, Inc.	1,025,000	12,172
Minerals Technologies, Inc. (c)	1,475,000	49,781
Pharmacia Corp.	3,805,500	232,136
Union Carbide Corp.	772,700	33,371
		449,594
Metals & Mining - 0.3%
Alcoa, Inc.	1,400,000	39,463
Inco Ltd. (a)	2,775,000	39,658
		79,121
Packaging & Containers - 0.2%
Tupperware Corp. (c)	3,267,700	59,636
Paper & Forest Products - 0.5%
Kimberly-Clark Corp.	2,006,600	140,337
TOTAL BASIC INDUSTRIES		728,688
CONSTRUCTION & REAL ESTATE - 0.4%
Building Materials - 0.0%
Masco Corp.	900,000	17,381
Engineering - 0.4%
Fluor Corp.	2,913,968	106,360
TOTAL CONSTRUCTION & REAL ESTATE		123,741
DURABLES - 2.3%
Autos, Tires, & Accessories - 0.1%
AutoZone, Inc. (a)	1,575,000	40,655
Consumer Durables - 0.5%
Minnesota Mining & Manufacturing Co.	1,460,000	145,818
Common Stocks - continued
	Shares	Value (Note 1) (000s)
DURABLES - continued
Consumer Electronics - 0.5%
Gemstar-TV Guide International, Inc. (a)	3,043,558	$ 123,835
General Motors Corp. Class H	775,000	16,849
		140,684
Home Furnishings - 0.0%
Linens'n Things, Inc. (a)	610,000	16,737
Textiles & Apparel - 1.2%
NIKE, Inc. Class B	6,867,000	292,706
Timberland Co. Class A (a)	924,400	45,296
		338,002
TOTAL DURABLES		681,896
ENERGY - 3.4%
Energy Services - 2.4%
Baker Hughes, Inc.	5,677,500	187,712
Diamond Offshore Drilling, Inc.	1,000,000	30,188
Halliburton Co.	3,800,000	126,825
Schlumberger Ltd. (NY Shares)	4,302,700	266,767
Transocean Sedco Forex, Inc.	1,903,170	75,889
		687,381
Oil & Gas - 1.0%
Anadarko Petroleum Corp.	1,389,600	82,681
Apache Corp.	275,000	14,369
Conoco, Inc. Class B	675,629	16,933
Devon Energy Corp.	1,247,300	61,430
EOG Resources, Inc.	1,350,000	57,291
Tosco Corp.	2,050,000	58,809
		291,513
TOTAL ENERGY		978,894
FINANCE - 11.3%
Banks - 1.8%
Bank One Corp.	6,300,000	225,619
State Street Corp.	490,900	63,326
Synovus Finanical Corp.	4,043,500	89,462
U.S. Bancorp	2,275,400	55,036
Wells Fargo & Co.	2,147,800	101,886
		535,329
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCE - continued
Credit & Other Finance - 0.7%
American Express Co.	2,847,548	$ 156,437
Citigroup, Inc.	950,197	47,332
NextCard, Inc. (a)	460,000	3,824
		207,593
Federal Sponsored Credit - 2.8%
Fannie Mae	7,124,300	562,820
Freddie Mac	4,350,400	262,927
		825,747
Insurance - 5.3%
Allmerica Financial Corp.	1,423,161	88,325
Allstate Corp.	1,475,000	56,419
American International Group, Inc.	4,353,750	422,042
CIGNA Corp.	3,200,000	421,600
Hartford Financial Services Group, Inc.	500,000	35,375
John Hancock Financial Services, Inc.	485,000	15,278
MetLife, Inc.	9,955,000	294,917
MONY Group, Inc.	635,600	26,973
The Chubb Corp.	2,100,000	171,150
		1,532,079
Savings & Loans - 0.1%
Net.B@nk, Inc. (a)(c)	1,785,000	12,049
Securities Industry - 0.6%
Charles Schwab Corp.	1,458,375	40,379
E*Trade Group, Inc. (a)	384,000	3,072
Nomura Securities Co. Ltd.	6,182,000	130,507
		173,958
TOTAL FINANCE		3,286,755
HEALTH - 21.3%
Drugs & Pharmaceuticals - 14.9%
Abgenix, Inc. (a)	3,231,200	157,723
Alexion Pharmaceuticals, Inc. (a)	715,000	59,926
Allergan, Inc.	500,000	46,406
Alpharma, Inc. Class A	1,320,000	45,045
ALZA Corp. (a)	330,000	14,644
American Home Products Corp.	1,000,000	60,125
Amgen, Inc. (a)	2,625,000	167,016
Applera Corp. - Celera Genomics Group (a)	3,854,448	160,441
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH - continued
Drugs & Pharmaceuticals - continued
Biogen, Inc. (a)	619,540	$ 33,920
Bristol-Myers Squibb Co.	5,214,200	361,409
Celgene Corp. (a)	2,308,000	131,700
Chiron Corp. (a)	705,000	28,817
CV Therapeutics, Inc. (a)	925,000	64,808
EntreMed, Inc. (a)(c)	1,005,752	17,664
Genentech, Inc. (a)	2,480,400	168,822
Geneva Proteomics (a)(d)	1,373,363	7,553
Genzyme Corp. - General Division (a)	475,000	41,711
Gilead Sciences, Inc. (a)	725,000	59,042
Glaxo Wellcome PLC sponsored ADR	450,000	25,791
Human Genome Sciences, Inc. (a)	1,560,010	97,013
IDEC Pharmaceuticals Corp. (a)	1,201,388	209,117
ImClone Systems, Inc. (a)	2,509,013	111,337
Immunex Corp. (a)	4,909,200	182,561
Medimmune, Inc. (a)	652,800	34,721
Merck & Co., Inc.	1,924,800	178,405
Millennium Pharmaceuticals, Inc. (a)	2,578,480	125,217
Mylan Laboratories, Inc. (c)	6,541,200	156,580
OSI Pharmaceuticals, Inc. (a)	1,574,000	88,341
PAREXEL International Corp. (a)	175,000	1,477
Pfizer, Inc.	6,185,000	274,073
Pharmacyclics, Inc. (a)	235,000	10,134
QLT, Inc. (a)(c)	4,484,500	198,108
Quintiles Transnational Corp. (a)	1,475,000	22,125
Schering-Plough Corp.	2,828,000	158,545
Sepracor, Inc. (a)(c)	7,319,760	534,800
Tanox, Inc.	375,000	14,438
Teva Pharmaceutical Industries Ltd. ADR	1,050,000	69,038
Tularik, Inc.	1,010,000	27,901
Vertex Pharmaceuticals, Inc. (a)	1,325,000	74,034
Watson Pharmaceuticals, Inc. (a)	2,550,100	117,305
XOMA Ltd. (a)	1,300,666	11,747
		4,349,580
Medical Equipment & Supplies - 4.7%
Abbott Laboratories	5,350,000	294,584
Baxter International, Inc.	2,855,000	247,136
Becton, Dickinson & Co.	150,000	5,100
Cardinal Health, Inc.	498,305	49,799
Guidant Corp. (a)	2,000,000	107,875
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH - continued
Medical Equipment & Supplies - continued
Johnson & Johnson	1,115,350	$ 111,535
McKesson HBOC, Inc.	9,905,200	325,633
Medtronic, Inc.	4,074,964	216,992
Novoste Corp. (a)	198,500	5,099
		1,363,753
Medical Facilities Management - 1.7%
Express Scripts, Inc. Class A (a)	870,300	65,164
HCA - The Healthcare Co.	1,650,000	68,372
Health Management Associates, Inc. Class A (a)	3,950,000	84,184
HEALTHSOUTH Corp. (a)	7,250,000	101,047
Laboratory Corp. of America Holdings (a)	205,000	29,123
Tenet Healthcare Corp.	1,085,000	46,180
UnitedHealth Group, Inc.	588,200	69,003
Wellpoint Health Networks, Inc. (a)	250,000	26,953
		490,026
TOTAL HEALTH		6,203,359
INDUSTRIAL MACHINERY & EQUIPMENT - 4.1%
Electrical Equipment - 3.0%
Adaptive Broadband Corp. (a)(c)	3,386,900	23,920
Airspan Networks, Inc.	543,300	1,732
General Electric Co.	10,975,000	543,948
Research in Motion Ltd. (a)(c)	4,512,300	290,851
Telaxis Communications Corp. (c)	851,500	1,756
Triton Network Systems, Inc.	703,000	2,175
Vyyo, Inc.	1,008,400	8,887
		873,269
Industrial Machinery & Equipment - 1.1%
Deere & Co.	6,180,000	251,449
Tyco International Ltd.	1,374,916	72,527
		323,976
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT		1,197,245
MEDIA & LEISURE - 1.6%
Broadcasting - 0.9%
Adelphia Communications Corp. Class A (a)	16,300	453
AT&T Corp. - Liberty Media Group Class A (a)	7,600,000	103,075
Common Stocks - continued
	Shares	Value (Note 1) (000s)
MEDIA & LEISURE - continued
Broadcasting - continued
Charter Communications, Inc.	1,200,000	$ 23,700
Infinity Broadcasting Corp. Class A (a)	299,000	9,045
Netro Corp. (a)(c)	3,896,600	37,505
NTL, Inc. (a)	476,563	12,986
Time Warner, Inc.	408,767	25,344
UnitedGlobalCom, Inc. Class A (a)	427,500	6,466
USA Networks, Inc. (a)	2,701,000	45,411
		263,985
Entertainment - 0.3%
News Corp. Ltd. ADR	150,000	5,231
Viacom, Inc. Class B (non-vtg.) (a)	539,969	27,606
Walt Disney Co.	1,636,500	47,356
		80,193
Restaurants - 0.4%
McDonald's Corp.	3,390,200	108,063
Starbucks Corp. (a)	379,600	17,296
		125,359
TOTAL MEDIA & LEISURE		469,537
NONDURABLES - 7.2%
Beverages - 1.8%
The Coca-Cola Co.	8,507,000	532,751
Foods - 1.6%
Archer-Daniels-Midland Co.	11,541,220	147,151
ConAgra Foods, Inc.	3,100,000	78,856
PepsiCo, Inc.	4,263,500	193,456
Quaker Oats Co.	281,800	24,499
Sara Lee Corp.	950,000	22,800
		466,762
Household Products - 3.1%
Avon Products, Inc.	3,565,000	148,393
Clorox Co.	1,311,600	58,612
Colgate-Palmolive Co.	3,375,000	198,281
Gillette Co.	5,754,596	194,937
Procter & Gamble Co.	3,977,800	297,838
		898,061
Common Stocks - continued
	Shares	Value (Note 1) (000s)
NONDURABLES - continued
Tobacco - 0.7%
Philip Morris Companies, Inc.	4,858,400	$ 185,530
TOTAL NONDURABLES		2,083,104
PRECIOUS METALS - 0.1%
Barrick Gold Corp.	2,221,800	33,416
RETAIL & WHOLESALE - 4.3%
Apparel Stores - 0.6%
Gap, Inc.	2,442,825	60,918
Venator Group, Inc. (a)(c)	8,129,800	109,244
		170,162
Drug Stores - 0.3%
CVS Corp.	1,164,890	66,253
Walgreen Co.	650,000	28,966
		95,219
General Merchandise Stores - 2.1%
Costco Wholesale Corp. (a)	1,500,800	48,964
JCPenney Co., Inc.	1,360,000	13,090
Target Corp.	4,660,000	140,091
Wal-Mart Stores, Inc.	7,696,200	401,645
		603,790
Grocery Stores - 0.6%
Albertson's, Inc.	475,000	12,142
Safeway, Inc. (a)	2,687,900	158,418
		170,560
Retail & Wholesale, Miscellaneous - 0.7%
Bed Bath & Beyond, Inc. (a)	319,200	6,643
Home Depot, Inc.	3,791,150	148,566
Lowe's Companies, Inc.	1,000,200	40,071
Staples, Inc. (a)	2,192,068	26,305
		221,585
TOTAL RETAIL & WHOLESALE		1,261,316
SERVICES - 0.8%
Advertising - 0.3%
TMP Worldwide, Inc. (a)	1,215,300	71,323
Common Stocks - continued
	Shares	Value (Note 1) (000s)
SERVICES - continued
Services - 0.5%
CheckFree Corp. (a)	2,314,700	$ 120,943
Convergys Corp. (a)	746,000	31,379
Per-Se Technologies, Inc. warrants 7/8/03 (a)	38,410	0
		152,322
TOTAL SERVICES		223,645
TECHNOLOGY - 32.8%
Communications Equipment - 8.2%
3Com Corp.	3,405,000	41,711
Aspect Communications Corp. (a)(c)	2,971,820	39,191
AudioCodes Ltd. (a)	1,080,000	17,820
Cabletron Systems, Inc. (a)	6,925,000	109,069
Ciena Corp. (a)	2,090,000	158,709
Cisco Systems, Inc. (a)	20,687,200	990,391
Comverse Technology, Inc. (a)	141,500	12,196
Corning, Inc.	1,550,000	90,675
Corvis Corp.	1,799,900	51,860
Lucent Technologies, Inc.	2,015,890	31,372
Natural MicroSystems Corp. (a)(c)	3,444,398	56,402
Next Level Communications, Inc. (c)	5,041,500	54,196
Nokia AB sponsored ADR	15,040,000	642,960
Nortel Networks Corp.	1,401,400	52,903
ONI Systems Corp.	471,100	20,493
P-Com, Inc. (a)	2,425,000	8,033
Telefonaktiebolaget LM Ericsson sponsored ADR	1,725,000	19,622
		2,397,603
Computer Services & Software - 10.4%
Adobe Systems, Inc.	1,937,400	122,783
Aether Systems, Inc. (a)	797,600	45,164
Affiliated Computer Services, Inc. Class A (a)	353,000	19,856
Amazon.com, Inc. (a)	870,000	21,478
America Online, Inc. (a)	4,775,000	193,913
Ariba, Inc. (a)	160,000	9,960
Automatic Data Processing, Inc.	375,800	24,803
BEA Systems, Inc. (a)	10,358,472	606,618
Bottomline Technologies, Inc. (a)	50,000	863
Cadence Design Systems, Inc. (a)	620,000	14,531
Cerner Corp. (a)	645,000	31,524
Clarent Corp. (a)(c)	2,165,800	25,990
Common Stocks - continued
	Shares	Value (Note 1) (000s)
TECHNOLOGY - continued
Computer Services & Software - continued
CNET Networks, Inc. (a)	134,600	$ 2,877
Cobalt Networks, Inc.	635,000	24,209
DST Systems, Inc. (a)	373,600	26,689
Eclipsys Corp. (a)	1,250,000	29,375
Electronic Arts, Inc. (a)	510,000	18,201
i2 Technologies, Inc. (a)	350,000	33,775
IDX Systems Corp. (a)	415,000	10,842
Interact Commerce Corp. (a)(c)	1,962,220	15,452
Interwoven, Inc.	340,000	18,721
Intuit, Inc. (a)	177,200	8,074
Liberate Technologies (a)	870,000	9,244
Macromedia, Inc. (a)(c)	2,653,000	169,792
Microsoft Corp. (a)	7,200,000	413,100
National Instrument Corp. (a)	15,000	598
Network Engines, Inc.	370,400	2,176
Novell, Inc. (a)	3,720,000	19,763
Openwave Systems, Inc. (a)	298,798	13,633
Oracle Corp. (a)	4,010,000	106,265
PeopleSoft, Inc. (a)	13,222,928	439,662
Polycom, Inc. (a)	920,000	31,108
RealNetworks, Inc. (a)	1,545,000	19,216
Redback Networks, Inc. (a)	110,000	7,679
Sonus Networks, Inc.	5,178,270	125,897
SunGard Data Systems, Inc. (a)	1,460,000	71,631
TIBCO Software, Inc. (a)	160,100	5,543
VA Linux Systems, Inc.	1,400,000	11,463
VERITAS Software Corp. (a)	2,475,352	241,502
WebMD Corp. (a)	1,025,000	7,688
Yahoo!, Inc. (a)	420,270	16,653
		3,018,311
Computers & Office Equipment - 6.5%
Brocade Communications Systems, Inc. (a)	729,400	122,494
Compaq Computer Corp.	275,000	5,913
Concurrent Computer Corp. (a)	1,180,000	11,689
Dell Computer Corp. (a)	6,320,200	121,664
EMC Corp. (a)	700,000	52,063
Extreme Networks, Inc. (a)	525,000	26,972
FileNET Corp. (a)(c)	2,425,100	63,507
Finisar Corp.	75,000	1,748
International Business Machines Corp.	499,800	46,731
Common Stocks - continued
	Shares	Value (Note 1) (000s)
TECHNOLOGY - continued
Computers & Office Equipment - continued
Juniper Networks, Inc. (a)	1,419,400	$ 176,893
Lexmark International Group, Inc. Class A (a)	283,000	13,018
Network Appliance, Inc. (a)	14,284,908	705,317
Palm, Inc.	1,211,426	43,838
Proxim, Inc. (a)	1,122,100	51,967
Silicon Graphics, Inc. (c)	11,426,600	45,706
Softbank Corp.	341,100	17,894
SONICblue, Inc. (a)(c)	5,464,300	30,737
Sun Microsystems, Inc. (a)	4,475,000	340,380
		1,878,531
Electronic Instruments - 2.1%
Agilent Technologies, Inc.	786,100	41,025
Applera Corp. - Applied Biosystems Group	5,602,800	462,931
Applied Materials, Inc. (a)	405,200	16,385
Novellus Systems, Inc. (a)	300,000	7,781
Thermo Electron Corp. (a)	2,684,245	77,843
Trimble Navigation Ltd. (a)	562,500	12,094
		618,059
Electronics - 5.6%
Altera Corp. (a)	2,670,000	63,913
Analog Devices, Inc. (a)	2,255,000	111,904
Applied Micro Circuits Corp. (a)	400,000	19,375
Conexant Systems, Inc. (a)	965,000	19,602
DMC Stratex Networks, Inc. (a)	535,000	7,055
Harmonic, Inc. (a)	1,795,000	13,463
Intel Corp.	8,866,800	337,493
Intersil Holding Corp. Class A	103,100	2,373
JDS Uniphase Corp. (a)	1,431,736	71,676
Linear Technology Corp.	510,800	24,167
LSI Logic Corp. (a)	306,100	5,510
Maxim Integrated Products, Inc. (a)	330,400	16,850
Micron Technology, Inc. (a)	721,800	22,737
MIPS Technologies, Inc.:
Class A (a)(c)	1,960,800	52,942
Class B (a)(c)	1,809,527	40,262
Motorola, Inc.	3,067,955	61,551
National Semiconductor Corp. (a)	7,203,100	133,708
PMC-Sierra, Inc. (a)	535,000	49,320
Texas Instruments, Inc.	8,051,000	300,403
Common Stocks - continued
	Shares	Value (Note 1) (000s)
TECHNOLOGY - continued
Electronics - continued
Transmeta Corp.	42,100	$ 953
Vitesse Semiconductor Corp. (a)	434,700	18,746
Xilinx, Inc. (a)	6,235,000	243,165
		1,617,168
TOTAL TECHNOLOGY		9,529,672
TRANSPORTATION - 2.5%
Air Transportation - 1.2%
Ryanair Holdings PLC sponsored ADR (a)	847,400	41,099
SkyWest, Inc. (c)	1,679,700	99,942
Southwest Airlines Co.	6,686,775	211,051
		352,092
Railroads - 1.0%
Burlington Northern Santa Fe Corp.	2,125,000	53,789
Canadian National Railway Co.	2,224,500	69,810
CSX Corp.	2,300,100	59,659
Norfolk Southern Corp.	1,595,000	22,928
Union Pacific Corp.	1,800,000	83,700
		289,886
Trucking & Freight - 0.3%
FedEx Corp. (a)	700,000	33,544
United Parcel Service, Inc. Class B	950,000	57,653
		91,197
TOTAL TRANSPORTATION		733,175
UTILITIES - 2.9%
Cellular - 0.5%
China Mobile (Hong Kong) Ltd. sponsored ADR (a)	540,400	14,321
Nextel Communications, Inc. Class A (a)	869,600	26,958
QUALCOMM, Inc. (a)	480,000	38,520
Sprint Corp. - PCS Group Series 1 (a)	875,000	19,852
Vodafone Group PLC	9,544,930	32,691
Vodafone Group PLC sponsored ADR	427,660	14,647
		146,989
Common Stocks - continued
	Shares	Value (Note 1) (000s)
UTILITIES - continued
Electric Utility - 1.0%
AES Corp. (a)	5,585,000	$ 289,722
TNPC, Inc.	1,793,000	9,077
		298,799
Gas - 0.7%
Enron Corp.	3,102,474	200,885
Telephone Services - 0.7%
Allegiance Telecom, Inc. (a)	123,200	1,727
AT&T Corp.	1,985,487	38,965
Level 3 Communications, Inc. (a)	1,765,000	47,434
Metromedia Fiber Network, Inc. Class A (a)	1,400,400	16,367
Net2Phone, Inc. (a)	872,900	10,529
Qwest Communications International, Inc. (a)	1,307,880	49,372
RCN Corp.	1,063,800	12,433
TeraBeam Networks (a)(d)	104,132	390
WorldCom, Inc. (a)	426,535	6,371
XO Communications, Inc. Class A (a)	835,000	12,421
		196,009
TOTAL UTILITIES		842,682
TOTAL COMMON STOCKS (Cost $24,348,576)		28,486,393
Cash Equivalents - 2.7%

Fidelity Cash Central Fund, 6.57% (b)	598,417,264	598,417
Fidelity Securities Lending Cash Central Fund, 6.63% (b)	179,339,300	179,339
TOTAL CASH EQUIVALENTS (Cost $777,756)		777,756
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $25,126,332)		29,264,149
NET OTHER ASSETS - (0.6)%		(185,000)
NET ASSETS - 100%		$ 29,079,149
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Affiliated company
(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Geneva Proteomics	7/7/00	$ 7,553
TeraBeam Networks	4/7/00	$ 390
Income Tax Information

At November 30, 2000, the aggregate cost of investment securities for income tax purposes was $25,383,581,000. Net unrealized appreciation aggregated $3,880,568,000, of which $8,285,407,000 related to appreciated investment securities and $4,404,839,000 related to depreciated investment securities.

The fund hereby designates approximately $2,107,579,000 as a capital gain dividend for the purpose of the dividend paid deduction.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	November 30, 2000
Assets
Investment in securities, at value (cost $25,126,332) - See accompanying schedule		$ 29,264,149
Receivable for investments sold		393,532
Receivable for fund shares sold		43,090
Dividends receivable		16,076
Interest receivable		2,592
Other receivables		6,150
Total assets		29,725,589
Liabilities
Payable to custodian bank	$ 7,723
Payable for investments purchased	316,181
Payable for fund shares redeemed	116,073
Accrued management fee	18,685
Other payables and accrued expenses	8,439
Collateral on securities loaned, at value	179,339
Total liabilities		646,440
Net Assets		$ 29,079,149
Net Assets consist of:
Paid in capital		$ 21,723,335
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		3,217,985
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		4,137,829
Net Assets, for 388,959 shares outstanding		$ 29,079,149
Net Asset Value, offering price and redemption price per share ($29,079,149 ÷ 388,959 shares)		$74.76

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended November 30, 2000
Investment Income Dividends (including $3,453 received from affiliated issuers)		$ 125,059
Interest		42,918
Security lending		4,947
Total income		172,924
Expenses
Management fee Basic fee	$ 183,577
Performance adjustment	30,275
Transfer agent fees	56,660
Accounting and security lending fees	1,582
Non-interested trustees' compensation	185
Custodian fees and expenses	842
Registration fees	4,943
Audit	99
Legal	179
Miscellaneous	76
Total expenses before reductions	278,418
Expense reductions	(5,431)	272,987
Net investment income (loss)		(100,063)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities (including realized gain of $538,966 on sales of investments in affiliated issuers)	3,278,126
Foreign currency transactions	(448)	3,277,678
Change in net unrealized appreciation (depreciation) on:
Investment securities	(3,512,398)
Assets and liabilities in foreign currencies	1	(3,512,397)
Net gain (loss)		(234,719)
Net increase (decrease) in net assets resulting from operations		$ (334,782)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended November 30, 2000	Year ended November 30, 1999
Increase (Decrease) in Net Assets
Operations Net investment income (loss)	$ (100,063)	$ (14,794)
Net realized gain (loss)	3,277,678	2,059,264
Change in net unrealized appreciation (depreciation)	(3,512,397)	4,541,688
Net increase (decrease) in net assets resulting from operations	(334,782)	6,586,158
Distributions to shareholders From net investment income	-	(18,887)
From net realized gain	(1,815,834)	(791,061)
Total distributions	(1,815,834)	(809,948)
Share transactions Net proceeds from sales of shares	23,349,869	6,247,189
Reinvestment of distributions	1,789,370	797,355
Cost of shares redeemed	(13,131,652)	(4,177,783)
Net increase (decrease) in net assets resulting from share transactions	12,007,587	2,866,761
Total increase (decrease) in net assets	9,856,971	8,642,971
Net Assets
Beginning of period	19,222,178	10,579,207
End of period	29,079,149	19,222,178
Other Information Shares
Sold	252,532	101,695
Issued in reinvestment of distributions	23,318	16,228
Redeemed	(144,628)	(70,843)
Net increase (decrease)	131,222	47,080

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended November 30,	2000	1999	1998	1997	1996
Selected Per-Share Data
Net asset value, beginning of period	$ 74.58	$ 50.22	$ 47.84	$ 43.54	$ 38.42
Income from Investment Operations
Net investment income (loss)	(.28) B	(.06) B	.11 B	.24 B	.34
Net realized and unrealized gain (loss)	7.26 D	28.25	7.20	5.80	6.72
Total from investment operations	6.98	28.19	7.31	6.04	7.06
Less Distributions
From net investment income	-	(.09)	(.22)	(.28)	(.14)
From net realized gain	(6.80)	(3.74)	(4.71)	(1.46)	(1.80)
Total distributions	(6.80)	(3.83)	(4.93)	(1.74)	(1.94)
Net asset value, end of period	$ 74.76	$ 74.58	$ 50.22	$ 47.84	$ 43.54
Total Return A	9.22%	60.17%	17.55%	14.63%	19.55%
Ratios and Supplemental Data
Net assets, end of period (in millions)	$ 29,079	$ 19,222	$ 10,579	$ 10,524	$ 9,607
Ratio of expenses to average net assets	.87%	.74%	.65%	.71%	.88%
Ratio of expenses to average net assets after expense reductions	.85% C	.72% C	.63% C	.68% C	.85% C
Ratio of net investment income (loss) to average net assets	(.31)%	(.11)%	.24%	.54%	.96%
Portfolio turnover rate	69%	86%	76%	93%	78%

A The total returns would have been lower had certain expenses not been reduced during the periods shown.

B Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

C FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the fund's expenses.

D The amount shown for a share outstanding does not correspond with the aggregate net loss on investments for the period due to the timing of sales and repurchases of fund shares in relation to fluctuating market values of the investments of the fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended November 30, 2000

1. Significant Accounting Policies.

Fidelity Growth Company Fund (the fund) is a fund of Fidelity Mt. Vernon Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency Translation. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, foreign currency transactions, net operating losses and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Annual Report

Notes to Financial Statements - continued

2. Operating Policies.

Foreign Currency Contracts. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Restricted Securities. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $7,943,000 or 0.0% of net assets.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $31,040,931,000 and $21,114,810,000, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, FMR receives a monthly basic fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2167% to .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

same or a lower management fee. The basic fee is subject to a performance adjustment (up to a maximum of ±.20% of the fund's average net assets over the performance period) based on the fund's investment performance as compared to the appropriate index over a specified period of time. For the period, the management fee was equivalent to an annual rate of .67% of average net assets after the performance adjustment.

Sub-Adviser Fee. Beginning January 1, 2001, FMR Co.(FMRC) will serve as sub-adviser for the fund. FMRC is a wholly owned subsidiary of FMR and will receive a fee from FMR of 50% of the management fee payable to FMR with respect to that portion of the fund's assets that will be managed by FMRC.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .18% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Fidelity Cash Central Funds. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Fidelity Cash Central Fund and the Fidelity Securities Lending Cash Central Fund (the Cash Funds) managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Cash Funds are open-end money market funds available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Funds seek preservation of capital, liquidity, and current income and do not pay a management fee. Income distributions from the Cash Funds are declared daily and paid monthly from net investment income. Income distributions earned by the fund are recorded as either interest income or security lending income in the accompanying financial statements.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $1,177,000 for the period.

Annual Report

Notes to Financial Statements - continued

5. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral in the form of U.S. Treasury obligations, letters of credit, and/or cash against the loaned securities, and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. At period end, the value of the securities loaned amounted to $166,862,000. The fund received cash collateral of $179,339,000 which was invested in cash equivalents.

6. Expense Reductions.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $3,090,000 under this arrangement.

In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $67,000, and $2,274,000, respectively, under these arrangements.

7. Transactions with Affiliated Companies.

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:

Summary of Transactions with Affiliated Companies
Amounts in thousands Affiliate	Purchase Cost	Sales Cost	Dividend Income	Value
Abgenix, Inc.	$ 121,156	$ 125,461	$ -	$ -
Adaptive Broadband Corp.	73,582	19,980	-	23,920
American Mobile Satellite Corp.	-	125	-	-
ANTEC Corp.	17,155	22,035	-	-
Applera Corp. - Celera Genomics Group	79,454	58,210	-	-
Aspect Communications Corp.	26,756	47,259	-	39,191
CheckFree Holdings Corp.	67,136	102,306	-	-
Clarent Corp.	201,372	175,386	-	25,990
EntreMed, Inc..	7,459	2,094	-	17,664
FileNET Corp.	52,464	38,420	-	63,507
Genesis Microchip, Inc.	-	13,954	-	-
Gilead Sciences, Inc.	-	72,819	-	-
Harmonic, Inc.	-	7,764	-	-

Annual Report

Notes to Financial Statements - continued

7. Transactions with Affiliated Companies - continued

Summary of Transactions with Affiliated Companies - continued
Amounts in thousands Affiliate	Purchase Cost	Sales Cost	Dividend Income	Value
iBasis, Inc.	$ 10,338	$ 28,825	$ -	$ -
IDEC Pharmaceuticals Corp.	35,714	39,035	-	-
Interact Commerce Corp.	3,682	-	-	15,452
Interleaf, Inc.	6,999	4,520	-	-
ITXC Corp.	8,327	29,117	-	-
Macromedia, Inc.	-	-	-	169,792
Metricom, Inc..	46,293	66,459	-	-
Minerals Technologies, Inc..	2,903	29,404	180	49,781
MIPS Technologies, Inc. Class A	49,579	-	-	52,942
MIPS Technologies, Inc. Class B	10,036	-	-	40,262
Mylan Laboratories, Inc.	6,809	-	259	156,580
National Semiconductor Corp.	56,589	149,549	-	-
Natural MicroSystems Corp.	45,374	-	-	56,402
Net.B@nk, Inc.	12,935	9,976	-	12,049
Net2Phone, Inc.	42,594	48,695	-	-
Netro Corp.	92,660	11,426	-	37,505
Network Appliance, Inc.	59,796	51,380	-	-
New Era of Networks, Inc.	13,820	36,607	-	-
Next Level Communications, Inc.	40,264	9,542	-	54,196
Proxim, Inc.	56,417	57,315	-	-
QLT, Inc.	20,723	71,147	-	198,108
Research in Motion Ltd.	126,140	155,968	-	290,851
S3, Inc.	14,429	27,884	-	-
Sepracor, Inc.	142,803	-	-	534,800
Silicon Graphics, Inc.	33,316	9,487	-	45,706
SkyWest, Inc.	15,361	-	134	99,942
SONICblue, Inc.	9,487	505	-	30,737
Telaxis Communications Corp.	6,103	7,291	-	1,756
Tupperware Corp.	21,496	21,811	2,880	59,636
Venator Group, Inc.	17,149	-	-	109,244
TOTALS	$ 1,654,670	$ 1,551,756	$ 3,453	$ 2,186,013

Annual Report

Independent Auditors' Report

To the Trustees of Fidelity Mt. Vernon Street Trust and the Shareholders of Fidelity Growth Company Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Growth Company Fund, (the Fund), a fund of Fidelity Mt. Vernon Street Trust, including the portfolio of investments, as of November 30, 2000, and the related statement of operations, changes in net assets, and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended November 30, 1999, and the financial highlights for each of the four years in the period then ended were audited by other auditors whose report, dated January 7, 2000, expressed an unqualified opinion on those statements and financial highlights.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2000, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Growth Company Fund as of November 30, 2000, the results of its operations, the changes in its net assets, and its financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/DELOITTE & TOUCHE LLP
DELOITTE & TOUCHE LLP

Boston, Massachusetts
January 8, 2001

Annual Report

Distributions

The Board of Trustees of Fidelity Growth Company Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

Pay Date	Record Date	Dividends	Capital Gains
12/26/00	12/22/00	-	$6.55
1/8/01	1/5/01	-	$.16

The fund hereby designates 100% of the long-term capital gain dividends distributed during the fiscal year as 20%-rate capital gain dividends.

A total of 13% of the dividends distributed during the fiscal year qualifies for the dividends-received deduction for corporate shareholders.

The fund will notify shareholders in January 2001 of amounts for use in preparing 2000 income tax returns.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(computer_graphic)

Fidelity On-line Xpress+®

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-0240 or visit our web site for more information on how to manage your investments via your PC.

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

10100 Santa Monica Blvd.
Los Angeles, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

950 Northgate Drive
San Rafael, CA

1400 Civic Drive
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

90 Alhambra Plaza
Coral Gables, FL

4090 N. Ocean Boulevard
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

2401 PGA Boulevard
Palm Beach Gardens, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North Franklin Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

25 State Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

Annual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

700 West 47th Street
Kansas City, MO

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

New York

1055 Franklin Avenue
Garden City, NY

999 Walt Whitman Road
Melville, L.I., NY

1271 Avenue of the Americas
New York, NY

71 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

600 Vine Street
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

1735 Market Street
Philadelphia, PA

439 Fifth Avenue
Pittsburgh, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

1155 Dairy Ashford Street
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

511 Pine Street
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

To Write Fidelity

If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048

Selling shares

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

Overnight Express
Fidelity Investments
Attn: Redemptions - CP6I

400 East Las Colinas Blvd.
Irving, TX 75039-5587

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

Overnight Express
Fidelity Investments
Attn: Redemptions - CP6R

400 East Las Colinas Blvd.
Irving, TX 75039-5587

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

Annual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

Officers

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Abigail P. Johnson, Vice President

Steven S. Wymer, Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

John H. Costello, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

Donald J. Kirk *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Gerald C. McDonough *

Robert C. Pozen

Thomas R. Williams *

Advisory Board

J. Michael Cook

Marie L. Knowles

William S. Stavropoulos

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

* Independent trustees

Custodian

Brown Brothers Harriman & Co.

Boston, MA

Fidelity's Growth Funds

Aggressive Growth Fund

Blue Chip Growth Fund

Capital Appreciation Fund

Contrafund ®

Contrafund®II

Disciplined Equity Fund

Dividend Growth Fund

Export and Multinational Fund

Fidelity Fifty ®

Growth Company Fund

Independence Fund

Large Cap Stock Fund

Low-Priced Stock Fund

Magellan® Fund

Mid-Cap Stock Fund

New Millennium Fund®

OTC Portfolio

Small Cap Selector

Small Cap Stock Fund

Stock Selector

Tax Managed Stock Fund

TechnoQuant® Growth Fund

Trend Fund

Value Fund

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

GCF-ANN-0101 122334
1.539089.103

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity®

New Millennium

Fund®

Annual Report

November 30, 2000

(2_fidelity_logos)(Registered_trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Footnotes to the financial statements.
Report of Independent Accountants	<Click Here>	The auditors' opinion.
Distributions	<Click Here>

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Annual Report

President's Message

(Photograph of Edward C. Johnson 3d.)

Dear Shareholder:

For the first time since 1990, the taxable bond market, as measured by the Lehman Brothers Aggregate Bond Index, appeared nearly certain to outperform the U.S. stock market, as measured by the S&P 500®. The former was up nearly 10% year to date through November, while the S&P 500 was down by approximately the same amount. Disappointing corporate earnings and uncertainty concerning a president-elect toppled the stock market late in the period.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).

Cumulative Total Returns

Periods ended November 30, 2000	Past 1 year	Past 5 years	Life of fund
Fidelity New Millennium	12.44%	262.14%	589.09%
Fidelity New Millennium (incl. 3.00% sales charge)	9.07%	251.28%	568.41%
S&P 500 ®	-4.22%	135.29%	251.51%
Capital Appreciation Funds Average	-0.59%	107.59%	n/a*

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, one year, five years or since the fund started on December 28, 1992. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Standard & Poor's 500SM  Index - a market capitalization-weighted index of common stocks. To measure how the fund's performance stacked up against its peers, you can compare it to the capital appreciation funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 302 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created new comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page 5 of this report.(dagger)

Average Annual Total Returns

Periods ended November 30, 2000	Past 1 year	Past 5 years	Life of fund
Fidelity New Millennium	12.44%	29.35%	27.56%
Fidelity New Millennium (incl. 3.00% sales charge)	9.07%	28.57%	27.07%
S&P 500	-4.22%	18.66%	17.18%
Capital Appreciation Funds Average	-0.59%	14.18%	n/a*

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

* Not available

Annual Report

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity New Millennium Fund on December 28, 1992, when the fund started, and the current 3.00% sales charge was paid. As the chart shows, by November 30, 2000, the value of the investment would have grown to $66,841 - a 568.41% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $35,151 - a 251.51% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

(dagger) The Lipper multi-cap growth funds average reflects the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalization. The Lipper multi-cap supergroup average reflects the performance (excluding sales charges) of mutual funds with similar capitalization. As of November 30, 2000, the one year and five year cumulative total returns for the multi-cap growth funds average were 0.35% and 132.27%, respectively; and the one year and five year average annual total returns were 0.35% and 17.93%, respectively. The one year and five year cumulative total returns for the multi-cap supergroup average were 2.68% and 107.13%, respectively; and the one year and five year average annual total returns were 2.68% and 15.27%, respectively.

Annual Report

Fund Talk: The Manager's Overview

Market Recap

After a promising beginning, U.S. equity markets were hammered by a convergence of adverse conditions during the remainder of the 12-month period ending November 30, 2000. The tech-heavy NASDAQ Composite Index was particularly hard hit. After successfully weathering the Federal Reserve Board's campaign to calm surging economic growth, the technology sector's grip on market leadership finally weakened in mid-March, when analysts warned that valuations were overinflated. Then, in May, the markets were rocked by a 0.50% Fed interest-rate hike, and signs soon emerged that clearly indicated a slowdown ahead. Escalating oil prices put additional strain on corporate profits, and disappointing earnings announcements began to pile up. Any hopes for a late season rally were broadsided by the uncertainty stemming from the presidential election in November. The resulting anxiety weighed the markets down to their lowest point of the year. For the overall period, the Standard & Poor's 500SM Index fell 4.22%, the Dow Jones Industrial Average sank 2.77% and the NASDAQ plunged 21.99%. Investors should keep in mind, however, that the last two times the NASDAQ had negative calendar year returns, in 1990 and 1994, the index responded with gains of 59.01% and 41.40% in 1991 and 1995, respectively. Of course, past performance is no guarantee of future results.

(Portfolio Manager photograph)
An interview with Neal Miller, Portfolio Manager of Fidelity New Millennium Fund

Q. How did the fund perform, Neal?

A. For the 12 months that ended November 30, 2000, the fund returned 12.44%. This topped the Standard & Poor's 500 Index, which fell 4.22% during the period, as well as the capital appreciation funds average, which returned -0.59% according to Lipper Inc.

Q. What factors shaped the fund's performance during the period?

A. It was a very challenging market for stock pickers. The fund rode the technology wave of the period, but cracks in some of the underlying growth stories forced me to rethink some of my strategies. For instance, I adopted a completely different mindset on the Internet and was able to find some good opportunities in that space even as the consumer-oriented dot-com market struggled. I also uncovered some fruitful trends in the health sector. My philosophy has always been to find the companies that I feel can exceed investors' expectations. This strategy continues to work, but it was easier said than done during the period, particularly with so much economic and political uncertainty. In the end, my willingness to re-engineer the fund's technology approach helped the fund's performance.

Annual Report

Fund Talk: The Manager's Overview - continued

Q. Where were you able to find opportunities in the Internet group?

A. My main focus revolved around the need to organize information in such a way that people can access it simultaneously from a variety of platforms. In today's information age, data needs to be portable, disposable and accurate. Several companies - including QLogic in the NT environment and Emulex in the UNIX environment - are leaders in determining how to merge information from two separate sources to one common source. Once the information is merged, you then need to have a company that can configure the storage space - such as Sun Microsystems or EMC - and someone to actually manage the storage, like Veritas Software. As time goes on, companies' information technology budgets may tilt more toward enhancing storage capabilities and less toward increasing processing power. Emulex, Veritas and QLogic were the fund's top three performers during the period.

Q. You increased the fund's exposure to health stocks from around 5% of net assets to 17% during the period. What caught your attention?

A. A couple of interesting trends. The first revolved around the developing notion of customized medicine. We're getting closer and closer to the day when genetic engineering will be able to suggest certain therapies that will work for a particular patient. These therapies may be administered by devices that will either inject the medicine on a timed schedule or, at the very least, give off some sort of reminder to the patient. Two companies in this area that caught my attention during the period were Medtronic and C.R. Bard. Another area that interested me was the re-emergence of "new and improved" health care service providers. Companies such as Tenet Healthcare and HCA Healthcare have fixed their financial problems and have enjoyed favorable pricing trends. Lastly, I also found some good growth in the biotechnology area. The fund's best biotech performer during the period was Immunex. The company discovered that a drug it had initially developed for the treatment of arthritis also had the potential to reverse the course of congestive heart failure.

Q. Which other stocks performed well during the period? Which were disappointments?

A. Energy services stocks such as Global Marine and Smith International performed well, as did several of the fund's electric utility related holdings, including Calpine and Dynegy. The fund's investments in high-end retail stocks such as Bulgari, an Italian designer of jewelry and perfumes, also performed well. Disappointments included Openwave Systems, a company that provides Web-based communication infrastructure software and applications, and MTI Technology, a storage company that counted a number of struggling dot-com firms among its clientele.

Q. What's your outlook, Neal?

A. Compared to this time a year ago, investors' expectations for the market have been greatly reduced. Uncertainty has infiltrated all corners of the market, and only time will tell whether the economy

Annual Report

Fund Talk: The Manager's Overview - continued

can land softly, where oil prices will go and how the U.S. presidential situation will play out. In terms of managing the fund, I'll continue to stick by my philosophy that favorable earnings will be rewarded over time.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: long-term capital appreciation by investing mainly in equity securities of companies that are likely to benefit from social and economic trends

Fund number: 300

Trading symbol: FMILX

Start date: December 28, 1992

Size: as of November 30, 2000, more than $3.3 billion

Manager: Neal Miller, since inception; joined Fidelity in 1988

3

Neal Miller talks about being an "idea" investor:

"When I come across an idea, my first steps are to analyze its merits and determine what types of companies can make that idea a reality. One good example from the past involved ulcers. I remember wondering if there was a good cure for ulcers. Ulcers affected many people, you knew for sure when you had one and there was no alternative therapy. My pursuit led me to SmithKline - now known as SmithKline Beecham - which was in the process of developing a new ulcer-fighting drug. The product? Tagamet. Of course, one of the keys was investing in the idea before SmithKline commercialized Tagamet. That was back in the early 1970s.

"Back in the 1950s - when I was dabbling with investments as a high schooler - I heard about a new process called xerography, or photocopying. At the time, all copies were made with carbon or chemically treated paper, and this new process - with its ability to replicate pictures - was promising. I promptly added a company called Haloid, which was the original name of Xerox, to my portfolio.

"The point is that behind every good stock story is an even better idea. But the idea needs to grow, and it needs to be supported by investors who feel the idea has real, long-term value. The dot-coms found out the hard way that Internet-related ideas had their limits. Hopefully, investor confidence will be restored in 2001 and new ideas will get a closer look."

Annual Report

Investment Changes

Top Ten Stocks as of November 30, 2000
	% of fund's net assets	% of fund's net assets 6 months ago
QLogic Corp.	7.7	3.2
Emulex Corp.	5.7	1.6
Immunex Corp.	3.5	2.4
Micron Technology, Inc.	3.2	6.8
Global Marine, Inc.	2.8	3.2
VERITAS Software Corp.	2.5	3.8
Juniper Networks, Inc.	1.9	1.4
The Stanley Works	1.8	1.6
Dynegy, Inc. Class A	1.8	1.6
Andrew Corp.	1.8	3.0
	32.7
Top Five Market Sectors as of November 30, 2000
	% of fund's net assets	% of fund's net assets 6 months ago
Technology	43.0	53.2
Health	17.0	5.4
Energy	8.7	11.5
Media & Leisure	7.3	3.4
Finance	5.0	4.0
Asset Allocation (% of fund's net assets)
As of November 30, 2000 *		As of May 31, 2000 **
	Stocks 94.5%		Stocks 95.9%
	Short-Term Investments and Net Other Assets 5.5%		Short-Term Investments and Net Other Assets 4.1%
* Foreign investments	6.9%	** Foreign investments	8.9%

Annual Report

Investments November 30, 2000

Showing Percentage of Net Assets

Common Stocks - 94.5%
	Shares	Value (Note 1) (000s)
AEROSPACE & DEFENSE - 0.1%
Defense Electronics - 0.1%
Raytheon Co. Class B	94,700	$ 3,320
BASIC INDUSTRIES - 1.1%
Chemicals & Plastics - 0.0%
Cabot Microelectronics Corp.	21,700	797
Metals & Mining - 0.9%
Martin Marietta Materials, Inc.	717,400	28,251
Packaging & Containers - 0.2%
Bemis Co., Inc.	199,700	5,929
Packaging Corp. of America	80,000	1,175
		7,104
TOTAL BASIC INDUSTRIES		36,152
CONSTRUCTION & REAL ESTATE - 0.5%
Building Materials - 0.5%
Fastenal Co.	5,500	339
Florida Rock Industries, Inc.	475,900	15,734
		16,073
Construction - 0.0%
Centex Corp.	17,800	630
TOTAL CONSTRUCTION & REAL ESTATE		16,703
DURABLES - 1.1%
Autos, Tires, & Accessories - 0.0%
AutoZone, Inc. (a)	17,800	459
O'Reilly Automotive, Inc. (a)	12,400	206
		665
Consumer Electronics - 0.1%
Gemstar-TV Guide International, Inc. (a)	55,000	2,238
Harman International Industries, Inc.	17,800	650
		2,888
Home Furnishings - 0.6%
Ethan Allen Interiors, Inc.	52,100	1,416
Hillenbrand Industries, Inc.	336,700	17,172
		18,588
Textiles & Apparel - 0.4%
Brown Shoe Co., Inc.	23,500	251
Common Stocks - continued
	Shares	Value (Note 1) (000s)
DURABLES - continued
Textiles & Apparel - continued
Coach, Inc.	118,800	$ 2,628
Columbia Sportswear Co. (a)	61,500	2,546
Reebok International Ltd. (a)	117,200	2,498
Stride Rite Corp.	1,029,800	6,114
		14,037
TOTAL DURABLES		36,178
ENERGY - 8.7%
Energy Services - 8.7%
Atwood Oceanics, Inc. (a)	154,000	4,861
Cal Dive International, Inc. (a)	327,400	6,425
ENSCO International, Inc.	1,992,800	48,450
Global Marine, Inc. (a)	4,333,800	95,073
Marine Drilling Companies, Inc. (a)	1,355,300	27,106
Noble Drilling Corp. (a)	586,500	16,899
R&B Falcon Corp. (a)	1,865,300	35,441
Santa Fe International Corp.	191,600	4,730
Smith International, Inc. (a)	768,400	44,615
Tidewater, Inc.	238,800	9,671
		293,271
FINANCE - 5.0%
Banks - 0.0%
SouthTrust Corp.	35,300	1,191
Credit & Other Finance - 0.1%
Federal Agricultural Mortgage Corp. Class C (non-vtg.) (a)	84,400	1,688
JAFCO Co. Ltd.	18,000	1,892
		3,580
Insurance - 0.4%
ACE Ltd.	166,000	6,557
Brown & Brown, Inc.	61,400	1,942
Progressive Corp.	26,600	2,489
W.R. Berkley Corp.	16,900	606
		11,594
Savings & Loans - 0.1%
Washington Mutual, Inc.	97,300	4,421
Securities Industry - 4.4%
A.F.P. Provida SA sponsored ADR	14,500	299
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCE - continued
Securities Industry - continued
Bear Stearns Companies, Inc.	54,000	$ 2,481
Daiwa Securities Group, Inc.	5,045,000	53,252
Nikko Securities Co. Ltd.	4,253,000	32,715
Nomura Securities Co. Ltd.	2,745,000	57,949
UBS AG (NY Shares) (a)	15,630	2,145
		148,841
TOTAL FINANCE		169,627
HEALTH - 17.0%
Drugs & Pharmaceuticals - 7.8%
Abgenix, Inc. (a)	67,000	3,270
Allergan, Inc.	417,600	38,759
Andrx Corp. - Andrx Group (a)	39,400	2,812
Applera Corp. - Celera Genomics Group (a)	177,200	7,376
Barr Laboratories, Inc. (a)	57,000	3,438
Carter-Wallace, Inc.	14,300	430
Celgene Corp. (a)	67,500	3,852
Cephalon, Inc. (a)	84,900	3,927
Chiron Corp. (a)	35,200	1,439
COR Therapeutics, Inc. (a)	65,800	2,332
Decode Genetics, Inc.	94,600	999
Genentech, Inc. (a)	136,000	9,257
Human Genome Sciences, Inc. (a)	177,100	11,013
ImClone Systems, Inc. (a)	33,800	1,500
Immunex Corp. (a)	3,117,200	115,921
ImmunoGen, Inc. (a)	55,100	1,388
Inhale Therapeutic Systems, Inc. (a)	24,900	959
Invitrogen Corp. (a)	3,600	259
King Pharmaceuticals, Inc. (a)	7,100	346
Medarex, Inc. (a)	23,200	841
Mylan Laboratories, Inc.	618,500	14,805
SICOR, Inc. (a)	17,800	266
Teva Pharmaceutical Industries Ltd. ADR	426,600	28,049
Watson Pharmaceuticals, Inc. (a)	209,200	9,623
		262,861
Medical Equipment & Supplies - 3.4%
Abbott Laboratories	53,400	2,940
ADAC Laboratories (a)	19,500	358
ATS Medical, Inc. (a)	60,300	769
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH - continued
Medical Equipment & Supplies - continued
C.R. Bard, Inc.	568,300	$ 27,989
Cardinal Health, Inc.	105,200	10,513
McKesson HBOC, Inc.	966,300	31,767
Medtronic, Inc.	630,518	33,575
Millipore Corp.	32,900	1,448
Novoste Corp. (a)	32,200	827
Patterson Dental Co. (a)	14,300	425
Priority Healthcare Corp. Class B (a)	19,000	518
Respironics, Inc. (a)	26,600	653
Steris Corp. (a)	54,300	815
		112,597
Medical Facilities Management - 5.8%
Advance Paradigm, Inc. (a)	6,000	199
HCA - The Healthcare Co.	1,230,300	50,981
Health Management Associates, Inc. Class A (a)	35,500	757
Health Net, Inc. (a)	32,200	757
HEALTHSOUTH Corp. (a)	71,000	990
Humana, Inc. (a)	393,600	4,723
Lifepoint Hospitals, Inc. (a)	37,400	1,480
Lincare Holdings, Inc. (a)	31,100	1,372
Manor Care, Inc. (a)	58,400	993
Oxford Health Plans, Inc. (a)	384,900	15,613
Province Healthcare Co. (a)	28,500	1,051
RehabCare Group, Inc. (a)	13,300	575
Tenet Healthcare Corp.	1,000,800	42,597
Triad Hospitals, Inc. (a)	153,700	4,592
Trigon Healthcare, Inc. (a)	181,600	13,018
UnitedHealth Group, Inc.	250,500	29,387
Universal Health Services, Inc. Class B (a)	121,200	12,415
Wellpoint Health Networks, Inc. (a)	134,400	14,490
		195,990
TOTAL HEALTH		571,448
HOLDING COMPANIES - 0.0%
Leucadia National Corp.	18,500	511
INDUSTRIAL MACHINERY & EQUIPMENT - 3.2%
Electrical Equipment - 0.8%
C&D Technologies, Inc.	35,500	1,447
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIAL MACHINERY & EQUIPMENT - continued
Electrical Equipment - continued
Cymer, Inc. (a)	75,300	$ 1,506
Hydrogenics Corp.	76,500	202
Littelfuse, Inc. (a)	32,000	820
Scientific-Atlanta, Inc.	591,300	23,874
		27,849
Industrial Machinery & Equipment - 1.9%
Ag-Chem Equipment, Inc. (a)	16,000	369
Ibis Technology Corp. (a)	37,200	512
Ionics, Inc. (a)	161,000	3,602
The Stanley Works	2,273,900	61,253
Ultratech Stepper, Inc. (a)	4,400	77
		65,813
Pollution Control - 0.5%
Allied Waste Industries, Inc. (a)	98,100	1,208
Waste Management, Inc.	594,500	14,231
		15,439
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT		109,101
MEDIA & LEISURE - 7.3%
Broadcasting - 1.9%
AT&T Corp. - Liberty Media Group Class A (a)	254,804	3,456
BHC Communications, Inc. Class A	161,100	21,104
Cablevision Systems Corp. Class A (a)	148,100	11,293
Cox Communications, Inc. Class A (a)	351,300	13,986
E.W. Scripps Co. Class A	83,300	4,920
EchoStar Communications Corp. Class A (a)	81,700	2,385
Infinity Broadcasting Corp. Class A (a)	51,700	1,564
TV Azteca SA de CV sponsored ADR	330,000	3,300
		62,008
Entertainment - 1.4%
International Speedway Corp.:
Class A	375,538	14,083
Class B	174,700	6,508
Mandalay Resort Group (a)	496,600	9,901
MGM Mirage, Inc.	251,200	7,191
Common Stocks - continued
	Shares	Value (Note 1) (000s)
MEDIA & LEISURE - continued
Entertainment - continued
Park Place Entertainment Corp. (a)	571,600	$ 7,681
Speedway Motorsports, Inc. (a)	94,100	1,817
		47,181
Leisure Durables & Toys - 0.0%
Callaway Golf Co.	76,700	1,357
Lodging & Gaming - 1.6%
Anchor Gaming (a)	195,600	7,384
Four Seasons Hotels, Inc.	56,600	3,460
Harrah's Entertainment, Inc. (a)	174,100	4,875
International Game Technology (a)	811,800	36,227
		51,946
Publishing - 0.4%
Harcourt General, Inc.	130,100	7,187
Houghton Mifflin Co.	183,000	6,702
John Wiley & Sons, Inc. Class A	44,800	896
		14,785
Restaurants - 2.0%
Bob Evans Farms, Inc.	5,300	108
Brinker International, Inc. (a)	511,700	20,916
Cheesecake Factory, Inc. (a)	593,250	25,695
Jack in the Box, Inc. (a)	97,200	2,624
Outback Steakhouse, Inc. (a)	281,300	7,648
P.F. Chang's China Bistro, Inc. (a)	42,700	1,569
Quality Dining, Inc. (a)	75,000	197
Sonic Corp. (a)	33,800	1,318
Wendy's International, Inc.	258,000	6,934
		67,009
TOTAL MEDIA & LEISURE		244,286
NONDURABLES - 0.4%
Agriculture - 0.0%
Charles River Labs International, Inc.	21,500	460
Beverages - 0.1%
Brown-Forman Corp. Class B (non-vtg.)	27,900	1,807
Common Stocks - continued
	Shares	Value (Note 1) (000s)
NONDURABLES - continued
Foods - 0.1%
Archer-Daniels-Midland Co.	97,900	$ 1,248
Tootsie Roll Industries, Inc.	65,300	2,596
		3,844
Household Products - 0.2%
Aptargroup, Inc.	13,900	348
Estee Lauder Companies, Inc. Class A	128,400	5,561
		5,909
Tobacco - 0.0%
DIMON, Inc.	94,400	325
Souza Cruz Industria Comerico	50,000	200
Standard Commercial Corp.	7,000	35
		560
TOTAL NONDURABLES		12,580
RETAIL & WHOLESALE - 2.0%
Apparel Stores - 0.6%
Chico's FAS, Inc. (a)	204,200	4,977
Genesco, Inc. (a)	17,700	377
Talbots, Inc.	49,300	2,604
Venator Group, Inc. (a)	910,500	12,235
		20,193
Drug Stores - 0.4%
Walgreen Co.	283,200	12,620
General Merchandise Stores - 0.1%
Kohls Corp. (a)	49,800	2,667
Grocery Stores - 0.4%
Albertson's, Inc.	296,500	7,579
Kroger Co. (a)	161,000	4,267
Safeway, Inc. (a)	14,400	849
Winn-Dixie Stores, Inc.	17,800	385
		13,080
Retail & Wholesale, Miscellaneous - 0.5%
Best Buy Co., Inc. (a)	322,500	8,304
Bulgari Spa	435,789	5,309
Common Stocks - continued
	Shares	Value (Note 1) (000s)
RETAIL & WHOLESALE - continued
Retail & Wholesale, Miscellaneous - continued
Staples, Inc. (a)	356,200	$ 4,274
Ultimate Electronics, Inc. (a)	7,100	193
		18,080
TOTAL RETAIL & WHOLESALE		66,640
SERVICES - 1.2%
Advertising - 0.3%
Omnicom Group, Inc.	111,600	8,775
PubliGroupe SA (Reg.)	3,463	1,982
		10,757
Educational Services - 0.6%
Corinthian Colleges, Inc. (a)	58,200	3,841
Devry, Inc. (a)	533,200	16,163
Edison Schools, Inc.	19,600	473
		20,477
Printing - 0.1%
Deluxe Corp.	53,600	1,250
Wallace Computer Services, Inc.	134,800	2,098
		3,348
Services - 0.2%
ASE Test Ltd. (a)	60,000	645
Caremark Rx, Inc. (a)	328,100	3,568
Kelly Services, Inc. Class A	1,000	24
Regis Corp.	8,900	140
Rollins, Inc.	6,500	136
StarTek, Inc. (a)	119,200	1,937
Watson Wyatt & Co. Holdings	16,800	369
		6,819
TOTAL SERVICES		41,401
TECHNOLOGY - 43.0%
Communications Equipment - 4.0%
Andrew Corp. (a)	3,303,500	60,082
Avici Systems, Inc.	58,000	1,225
Ciena Corp. (a)	440,900	33,481
Comverse Technology, Inc. (a)	113,000	9,739
Corning, Inc.	69,759	4,081
Common Stocks - continued
	Shares	Value (Note 1) (000s)
TECHNOLOGY - continued
Communications Equipment - continued
GN Store Nordic AS	132,200	$ 1,854
McDATA Corp. Class B	37,300	2,014
Nokia AB sponsored ADR	35,700	1,526
Nortel Networks Corp.	329,704	12,446
Plantronics, Inc. (a)	210,400	8,232
		134,680
Computer Services & Software - 13.3%
Adobe Systems, Inc.	273,200	17,314
Aether Systems, Inc. (a)	65,200	3,692
Agile Software Corp. (a)	59,600	2,750
Akamai Technologies, Inc. (a)	5,600	161
Ariba, Inc. (a)	345,600	21,514
Art Technology Group, Inc. (a)	94,600	2,714
BEA Systems, Inc. (a)	400,700	23,466
Cadence Design Systems, Inc. (a)	1,732,900	40,615
Cerner Corp. (a)	10,700	523
CMGI, Inc. (a)	124,487	1,253
Computer Associates International, Inc.	444,600	11,615
Cybear Group (a)	431	0
FactSet Research Systems, Inc.	37,200	1,194
Foundry Networks, Inc.	130,500	4,812
i2 Technologies, Inc. (a)	3,520	340
IMS Health, Inc.	124,900	3,497
Internap Network Services Corp.	404,400	4,448
Internet Security Systems, Inc. (a)	5,200	384
J.D. Edwards & Co. (a)	149,700	3,799
Legato Systems, Inc. (a)	196,200	1,790
Manugistics Group, Inc. (a)	133,500	10,113
Mentor Graphics Corp. (a)	305,300	7,213
Mercury Interactive Corp. (a)	42,000	2,827
Micromuse, Inc. (a)	331,300	29,113
Microsoft Corp. (a)	39,100	2,243
Netegrity, Inc. (a)	121,300	5,603
Nuance Communications, Inc.	120,800	3,692
Openwave Systems, Inc. (a)	1,067,616	48,710
PeopleSoft, Inc. (a)	136,200	4,529
Polycom, Inc. (a)	796,800	26,942
Redback Networks, Inc. (a)	482,200	33,664
Siebel Systems, Inc. (a)	39,500	2,760
SilverStream Software, Inc. (a)	226,000	4,096
Common Stocks - continued
	Shares	Value (Note 1) (000s)
TECHNOLOGY - continued
Computer Services & Software - continued
Sonus Networks, Inc.	239,800	$ 5,830
SpeechWorks International, Inc.	49,400	1,531
Sybase, Inc. (a)	876,100	17,522
Terra Networks SA sponsored ADR	117,220	1,641
Ulticom, Inc.	9,000	285
VERITAS Software Corp. (a)	857,900	83,699
Vignette Corp. (a)	654,800	10,313
		448,207
Computers & Office Equipment - 13.8%
Brocade Communications Systems, Inc. (a)	47,700	8,011
Compaq Computer Corp.	487,200	10,475
Diebold, Inc.	36,600	1,059
EMC Corp. (a)	732,900	54,509
Emulex Corp. (a)	1,659,000	192,859
Extended Systems, Inc. (a)	42,600	831
Extreme Networks, Inc. (a)	90,500	4,649
Inrange Technologies Corp. Class B (a)	288,500	3,751
International Business Machines Corp.	508,300	47,526
Iomega Corp. (a)	71,300	342
Juniper Networks, Inc. (a)	501,600	62,512
MTI Technology Corp. (a)	1,198,200	6,965
Sun Microsystems, Inc. (a)	618,400	47,037
Symbol Technologies, Inc.	544,600	21,818
Zebra Technologies Corp. Class A (a)	26,600	1,114
		463,458
Electronic Instruments - 0.8%
Applera Corp. - Applied Biosystems Group	117,400	9,700
ASM Lithography Holding NV (a)	883,100	18,048
KLA-Tencor Corp. (a)	36,600	1,007
		28,755
Electronics - 11.1%
Broadcom Corp. Class A (a)	9,800	956
Fairchild Semiconductor International, Inc. Class A (a)	115,600	1,676
Micron Technology, Inc. (a)	3,423,300	107,834
PMC-Sierra, Inc. (a)	19,600	1,807
QLogic Corp. (a)	3,191,898	258,336
Sanmina Corp. (a)	17,800	1,357
Common Stocks - continued
	Shares	Value (Note 1) (000s)
TECHNOLOGY - continued
Electronics - continued
Supertex, Inc. (a)	5,300	$ 104
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR (a)	20,544	345
		372,415
TOTAL TECHNOLOGY		1,447,515
TRANSPORTATION - 0.6%
Air Transportation - 0.0%
Frontier Airlines, Inc. (a)	17,700	502
SkyWest, Inc.	20,400	1,214
		1,716
Railroads - 0.1%
Union Pacific Corp.	69,700	3,241
Shipping - 0.4%
Alexander & Baldwin, Inc.	460,100	12,250
Transport Maritima Mexicana SA de CV sponsored ADR (a)	15,000	149
		12,399
Trucking & Freight - 0.1%
FedEx Corp. (a)	35,700	1,711
Heartland Express, Inc. (a)	1,000	21
United Parcel Service, Inc. Class B	35,500	2,154
		3,886
TOTAL TRANSPORTATION		21,242
UTILITIES - 3.3%
Cellular - 0.1%
TeleCorp PCS, Inc. Class A	42,000	793
Triton PCS Holdings, Inc. Class A (a)	42,400	1,442
		2,235
Electric Utility - 0.6%
Black Hills Corp.	265,250	9,052
Calpine Corp. (a)	337,500	11,981
		21,033
Common Stocks - continued
	Shares	Value (Note 1) (000s)
UTILITIES - continued
Gas - 2.3%
Dynegy, Inc. Class A	1,377,088	$ 60,936
Enron Corp.	247,200	16,006
		76,942
Telephone Services - 0.3%
Metromedia Fiber Network, Inc. Class A (a)	1,046,800	12,234
TOTAL UTILITIES		112,444
TOTAL COMMON STOCKS (Cost $2,708,921)		3,182,419
Convertible Preferred Stocks - 0.0%

TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Chorum Technologies Series E (a)(c) (Cost $319)	18,500	319
Cash Equivalents - 7.3%

Fidelity Cash Central Fund, 6.57% (b)	229,758,827	229,759
Fidelity Securities Lending Cash Central Fund, 6.63% (b)	16,997,376	16,997
TOTAL CASH EQUIVALENTS (Cost $246,756)		246,756
TOTAL INVESTMENT PORTFOLIO - 101.8% (Cost $2,955,996)		3,429,494
NET OTHER ASSETS - (1.8)%		(61,109)
NET ASSETS - 100%		$ 3,368,385
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Chorum Technologies Series E	9/19/00	$ 319
Income Tax Information

At November 30, 2000, the aggregate
cost of investment securities for income
tax purposes was $2,967,791,000. Net unrealized appreciation aggregated $461,703,000, of which $814,016,000 related to appreciated investment securities and $352,313,000 related to depreciated investment securities.

The fund hereby designates approximately $393,202,000 as a capital gain dividend for the purpose of the dividend paid deduction.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	November 30, 2000
Assets
Investment in securities, at value (cost $2,955,996) - See accompanying schedule		$ 3,429,494
Receivable for investments sold		7,898
Receivable for fund shares sold		2,035
Dividends receivable		1,315
Interest receivable		1,269
Other receivables		88
Total assets		3,442,099
Liabilities
Payable for investments purchased	$ 46,816
Payable for fund shares redeemed	6,794
Accrued management fee	2,469
Other payables and accrued expenses	638
Collateral on securities loaned, at value	16,997
Total liabilities		73,714
Net Assets		$ 3,368,385
Net Assets consist of:
Paid in capital		$ 2,008,372
Accumulated net investment (loss)		(1,017)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		887,533
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		473,497
Net Assets, for 83,157 shares outstanding		$ 3,368,385
Net Asset Value and redemption price per share ($3,368,385 ÷ 83,157 shares)		$40.51
Maximum offering price per share (100/97.00 of $40.51)		$41.76

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended November 30, 2000
Investment Income Dividends		$ 9,577
Interest		10,432
Security lending		803
Total income		20,812
Expenses
Management fee Basic fee	$ 24,700
Performance adjustment	4,385
Transfer agent fees	5,277
Accounting and security lending fees	654
Non-interested trustees' compensation	14
Custodian fees and expenses	153
Registration fees	412
Audit	50
Legal	12
Miscellaneous	9
Total expenses before reductions	35,666
Expense reductions	(611)	35,055
Net investment income (loss)		(14,243)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	919,232
Foreign currency transactions	(44)	919,188
Change in net unrealized appreciation (depreciation) on:
Investment securities	(570,956)
Assets and liabilities in foreign currencies	19	(570,937)
Net gain (loss)		348,251
Net increase (decrease) in net assets resulting from operations		$ 334,008

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended November 30, 2000	Year ended November 30, 1999
Increase (Decrease) in Net Assets
Operations Net investment income (loss)	$ (14,243)	$ (8,090)
Net realized gain (loss)	919,188	577,960
Change in net unrealized appreciation (depreciation)	(570,937)	675,633
Net increase (decrease) in net assets resulting from operations	334,008	1,245,503
Distributions to shareholders from net realized gains	(514,097)	(116,063)
Share transactions Net proceeds from sales of shares	1,127,640	791,580
Reinvestment of distributions	491,186	111,045
Cost of shares redeemed	(966,652)	(666,947)
Net increase (decrease) in net assets resulting from share transactions	652,174	235,678
Total increase (decrease) in net assets	472,085	1,365,118
Net Assets
Beginning of period	2,896,300	1,531,182
End of period (including accumulated net investment loss of $1,017 and $8,193, respectively)	$ 3,368,385	$ 2,896,300
Other Information Shares
Sold	23,217	23,550
Issued in reinvestment of distributions	11,801	4,440
Redeemed	(19,994)	(20,459)
Net increase (decrease)	15,024	7,531

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended November 30,	2000	1999	1998	1997	1996
Selected Per-Share Data
Net asset value, beginning of period	$ 42.51	$ 25.27	$ 24.48	$ 20.79	$ 18.11
Income from Investment Operations
Net investment income (loss) C	(.17)	(.12)	(.03)	(.03)	(.03)
Net realized and unrealized gain (loss)	5.50	19.30	3.74	4.27	4.15
Total from investment operations	5.33	19.18	3.71	4.24	4.12
Less Distributions
From net realized gain	(7.33)	(1.94)	(2.92)	(.55)	(1.44)
Net asset value, end of period	$ 40.51	$ 42.51	$ 25.27	$ 24.48	$ 20.79
Total Return A, B	12.44%	81.31%	17.55%	21.01%	24.88%
Ratios and Supplemental Data
Net assets, end of period (in millions)	$ 3,368	$ 2,896	$ 1,531	$ 1,530	$ 1,267
Ratio of expenses to average net assets	.90%	.95%	.86%	.99%	1.07%
Ratio of expenses to average net assets after expense reductions	.89% D	.93% D	.83% D	.94% D	1.03% D
Ratio of net investment income (loss) to average net assets	(.36)%	(.36)%	(.13)%	(.13)%	(.17)%
Portfolio turnover rate	97%	116%	121%	142%	158%

A The total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the one time sales charge.

C Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

D FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the fund's expenses.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended November 30, 2000

1. Significant Accounting Policies.

Fidelity New Millennium Fund (the fund) is a fund of Fidelity Mt. Vernon Street Trust (the trust) and is authorized to issue an unlimited number of shares. Effective the close of business on May 15, 1996, the fund was closed to new accounts. The trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency Translation. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Foreign Currency Translation - continued

in securities are included with the net realized and unrealized gain or loss on investment securities.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, foreign currency transactions, passive foreign investment companies (PFIC), net operating losses and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Accumulated net investment loss and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. Operating Policies.

Foreign Currency Contracts. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the

Annual Report

Notes to Financial Statements - continued

2. Operating Policies - continued

Foreign Currency Contracts - continued

value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Restricted Securities. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $319,000 or 0.0% of net assets.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $3,607,711,000 and $3,599,890,000, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, FMR receives a monthly basic fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2167% to .5200% for the period. The annual individual fund fee rate is .35%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The basic fee is subject to a performance adjustment (up to a maximum of ±.20% of the fund's average net assets over

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

the performance period) based on the fund's investment performance as compared to the appropriate index over a specified period of time. For the period, the management fee was equivalent to an annual rate of .74% of average net assets after the performance adjustment.

Sub-Adviser Fee. Beginning January 1, 2001, FMR Co.(FMRC) will serve as sub-adviser for the fund. FMRC is a wholly owned subsidiary of FMR and will receive a fee from FMR of 50% of the management fee payable to FMR with respect to that portion of the fund's assets that will be managed by FMRC.

Sales Load. For the period, Fidelity Distributors Corporation, an affiliate of FMR and the general distributor of the fund, received sales charges of $2,287,000 on sales of shares of the fund of which $2,286,000 was retained.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .13% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Fidelity Cash Central Funds. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Fidelity Cash Central Fund and the Fidelity Securities Lending Cash Central Fund (the Cash Funds) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Funds are open-end money market funds available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Funds seek preservation of capital, liquidity, and current income and do not pay a management fee. Income distributions from the Cash Funds are declared daily and paid monthly from net investment income. Income distributions earned by the fund are recorded as either interest income or security lending income in the accompanying financial statements.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $143,000 for the period.

Annual Report

Notes to Financial Statements - continued

5. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral in the form of U.S. Treasury obligations, letters of credit, and/or cash against the loaned securities, and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. At period end, the value of the securities loaned amounted to $15,930,000. The fund received cash collateral of $16,997,000 which was invested in cash equivalents.

6. Expense Reductions.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $531,000 under this arrangement.

In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $12,000 and $68,000, respectively, under these arrangements.

Annual Report

Report of Independent Accountants

To the Trustees of Fidelity Mt. Vernon Street Trust and the Shareholders of Fidelity New Millennium Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity New Millennium Fund (a fund of Fidelity Mt. Vernon Street Trust) at November 30, 2000, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity New Millennium Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP

Boston, Massachusetts
January 10, 2001

Annual Report

Distributions

The Board of Trustees of Fidelity New Millennium Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

Pay Date	\\\\\\\\\\\\\\	Record Date	\\\\\\\\\\\\\\	Dividends	\\\\\\\\\\\\\\	Capital Gains
12/26/00		12/22/00		-		$9.08
1/8/01		1/5/01		-		$.53

The fund hereby designates 100% of the long-term capital gain dividends distributed during the fiscal year as 20%-rate capital gain dividends.

A total of 6% of the dividends distributed during the fiscal year qualifies for the dividends-received deduction for corporate shareholders.

The fund will notify shareholders in January 2001 of amounts for use in preparing 2000 income tax returns.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(computer_graphic)
Fidelity On-line Xpress+®

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-0240 or visit our web site for more information on how to manage your investments via your PC.

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Write Fidelity

If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048

Selling shares

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

Overnight Express
Fidelity Investments
Attn: Redemptions - CP6I

400 East Las Colinas Blvd.
Irving, TX 75039-5587

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

Overnight Express
Fidelity Investments
Attn: Redemptions - CP6R

400 East Las Colinas Blvd.
Irving, TX 75039-5587

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

10100 Santa Monica Blvd.
Los Angeles, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

950 Northgate Drive
San Rafael, CA

1400 Civic Drive
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

90 Alhambra Plaza
Coral Gables, FL

4090 N. Ocean Boulevard
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

2401 PGA Boulevard
Palm Beach Gardens, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North Franklin Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

25 State Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

Annual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

700 West 47th Street
Kansas City, MO

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

New York

1055 Franklin Avenue
Garden City, NY

999 Walt Whitman Road
Melville, L.I., NY

1271 Avenue of the Americas
New York, NY

71 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

600 Vine Street
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

1735 Market Street
Philadelphia, PA

439 Fifth Avenue
Pittsburgh, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

1155 Dairy Ashford Street
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

511 Pine Street
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

Annual Report

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

Officers

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Abigail P. Johnson, Vice President

Neal P. Miller, Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

John H. Costello, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

Ned C. Lautenbach *

Donald J. Kirk *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Gerald C. McDonough *

Robert C. Pozen

Thomas R. Williams *

Advisory Board

J. Michael Cook

Marie L. Knowles

William S. Stavropoulos

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

* Independent trustees

Custodian

The Chase Manhattan Bank

New York, NY

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